Registration No. 811-01136
                                                      Registration No. 2-19458

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
                Post-Effective Amendment No.  111                            [ ]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
                          Amendment No.  111                                 [ ]

                        (Check appropriate box or boxes)

                              SECURITY EQUITY FUND

               (Exact Name of Registrant as Specified in Charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
                (Address of Principal Executive Offices/Zip Code)

               Registrant's Telephone Number, including area code:
                                 (785) 438-3000

                                               Copies To:

   Richard M. Goldman, President               Amy J. Lee, Secretary
   Security Equity Fund                        Security Equity Fund
   One Security Benefit Place                  One Security Benefit Place
   Topeka, KS 66636-0001                       Topeka, KS 66636-0001
   (Name and address of Agent for Service)


It is proposed that this filing will become effective (check appropriate box):

[ ]   immediately upon filing pursuant to paragraph (b)

[ ]   on pursuant to paragraph (b)

[ ]   60 days after filing pursuant to paragraph (a)(1)

[ ]   on pursuant to paragraph (a)(1)

[ ]   75 days after filing pursuant to paragraph (a)(2)

[ ]   on pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                                         [SECURITY BENEFIT LOGO]

                                   PROSPECTUS

                               SECURITY FUNDS(R)


February 1, 2009


[ ]  Security Large Cap Value Institutional Fund

[ ]  Security All Cap Growth Institutional Fund

[ ]  Security All Cap Value Institutional Fund

[ ]  Security Alpha Opportunity Institutional Fund

[ ]  Security Global Institutional Fund

Security Mid Cap Value Institutional Fund Security Small Cap Value Institutional Fund The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

FUND INFORMATION ........................................................     3
  Security Large Cap Value Institutional Fund ...........................     3
  Security All Cap Growth Institutional Fund ............................     5
  Security All Cap Value Institutional Fund .............................     7
  Security Alpha Opportunity Institutional Fund .........................     9
  Security Global Institutional Fund ....................................    14
  Security Mid Cap Value Institutional Fund .............................    16
  Security Small Cap Value Institutional Fund ...........................    18
FEES AND EXPENSES OF THE FUNDS ..........................................    20
DESCRIPTIONS OF PRINCIPAL RISKS .........................................    22
  Market Risk ...........................................................    22
  Smaller Companies .....................................................    22
  Value Stocks ..........................................................    22
  Growth Stocks .........................................................    22
  Short Sales ...........................................................    22
  Management Risk .......................................................    22
  Foreign Securities ....................................................    23
  Emerging Markets ......................................................    23
  Equity Derivatives ....................................................    23
  Leverage ..............................................................    23
  Non-Diversification ...................................................    23
  Investment in Investment Vehicles .....................................    24
  Restricted Securities .................................................    24
  Active Trading ........................................................    24
  Technology Stocks .....................................................    24
  Overweighting .........................................................    24
  Interest Rate Risk ....................................................    24
  Credit Risk ...........................................................    24
  Liquidity Risk ........................................................    25
PORTFOLIO HOLDINGS ......................................................    25
INVESTMENT MANAGER ......................................................    25
  Management Fees .......................................................    25
  Portfolio Managers ....................................................    25
SUB-ADVISERS ............................................................    27
  Portfolio Managers ....................................................    27
BUYING SHARES ...........................................................    28
  Minimum Account Balance ...............................................    30
  Customer Identification and Verification ..............................    30
  Market Timing/Short-Term Trading ......................................    30
  Revenue Sharing Payments ..............................................    31
SELLING SHARES ..........................................................    32
  By Mail ...............................................................    32
  By Telephone ..........................................................    32
  By Broker .............................................................    32
  Payment of Redemption Proceeds ........................................    32
  Redemption Charge (Global Institutional Fund). ........................    33
DIVIDENDS AND TAXES .....................................................    33
  Tax on Distributions ..................................................    33
  Taxes on Sales or Exchanges ...........................................    34
  Backup Withholding ....................................................    34
DETERMINATION OF NET ASSET VALUE ........................................    34
SHAREHOLDER SERVICES ....................................................    35
  Exchange Privilege ....................................................    35
GENERAL INFORMATION .....................................................    35
  Shareholder Inquiries .................................................    36
FINANCIAL HIGHLIGHTS ....................................................    36

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This  prospectus  offers  shares of the Security  Large Cap Value  Institutional
Fund, Security Global Institutional Fund, Security Mid Cap Value Institutional Fund, and Institutional Class Shares of the Security All Cap Growth Fund, Security All Cap Value Fund, Security Alpha Opportunity Fund and Security Small Cap Value Fund (which are referred to in this prospectus as the Security All Cap Growth Institutional Fund Shares, Security All Cap Value Institutional Fund Shares, Security Alpha Opportunity Institutional Fund Shares and Security Small Cap Value Institutional Fund Shares, respectively, and the funds are referred to
as  Security  All  Cap  Growth   Institutional  Fund,  Security  All  Cap  Value
Institutional Fund, Security Alpha Opportunity Institutional Fund and Security Small Cap Value Institutional Fund, respectively) (each a "Fund" and together, the "Funds").


FUND INFORMATION


Listed below are the investment objectives, principal investment strategies, principal risks and past performance for each Fund. The Board of Directors may change the Funds' investment objectives and strategies at any time without shareholder approval. A Fund will provide written notice to shareholders prior to, or concurrent with, any such change as required by applicable law. As with any investment, there can be no guarantee the Funds will achieve their investment objectives. Security Large Cap Value Institutional Fund


FUND FACTS

Objective:   Long-term growth of capital
Benchmark:   Russell 1000 Value Index

                              INVESTMENT OBJECTIVE

The  Large Cap Value  Institutional  Fund  seeks  long-term  growth of  capital.

                        PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 1000 Value Index. As of December 31, 2008, the index consisted of securities of companies with capitalizations that ranged from $24 million to $421.8 billion. The Fund's investments may include common stocks, American Depositary Receipts ("ADRs"), preferred stocks, futures and options, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers.

In choosing securities, Security Investors, LLC (the "Investment Manager") primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund may, consistent with its status as a diversified mutual fund, focus its investments in a limited number of issuers.


The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities. These instruments are used to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these investments as a way of managing its cash position or to gain exposure to the equity markets or a particular sector of the equity markets, while maintaining liquidity.

The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

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                                PRINCIPAL RISKS


An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.


FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.


INVESTMENT IN INVESTMENT VEHICLES RISK - Investing in other investment vehicles subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying vehicles' expenses.

LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.


OVERWEIGHTING RISK - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.


VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.

                                PAST PERFORMANCE

No performance information is shown for the Fund because it had not yet operated for a full calendar year as of December 31, 2008. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Security All Cap Growth Institutional Fund

  FUND FACTS

     Objective:    Long-term growth of capital
     Benchmark:    Russell 3000 Growth Index

                              INVESTMENT OBJECTIVE

The All Cap Growth Institutional Fund seeks long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Growth Index, which includes companies with micro- to large-capitalizations. As of December 31, 2008, the index consisted of securities of companies with capitalizations that ranged from $8 million to $421.8 billion.


The Fund's investments include common stocks and may also include rights, warrants, ADRs, preferred stocks, futures and options, convertible debt, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.


At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position, to gain exposure to the equity markets, or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.

The Investment Manager uses a combination of a qualitative approach in reviewing growth trends that is based upon several fixed income factors, such as bond spreads and interest rates, along with a quantitative fundamental bottom-up approach in selecting growth stocks. The Investment Manager chooses a portfolio of securities that it believes are attractively valued with the greatest potential for long-term growth of capital and may invest in a limited number of securities, industries, or industry sectors. Equity securities considered to have appreciation potential may include securities of smaller and less mature companies which have unique proprietary products or profitable market niches and the potential to grow very rapidly. The allocation among micro to large capitalization securities can vary and the Investment Manager will use the fixed income factors analysis as a guide in determining the allocation of securities among micro to large capitalization companies. The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.


The Fund also may invest a portion of its assets in options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

                                 PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

ACTIVE TRADING RISK - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders. It may also result in short-term capital gains, which have a negative tax effect.

EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.


FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GROWTH STOCKS RISK - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.


LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

LIQUIDITY RISK - Investments are subject to liquidity risk when they are difficult to purchase or sell.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market CONDITIONS.

OVERWEIGHTING RISK - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

RESTRICTED SECURITIES RISK - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.


SMALLER COMPANIES RISK - The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies. Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.


                                PAST PERFORMANCE

No performance information is shown for the Fund because it had not yet operated for a full calendar year as of December 31, 2008. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Security All Cap Value Institutional Fund

 FUND FACTS

    Objective:   Long-term growth of capital
    Benchmark:   Russell 3000 Value Index

                              INVESTMENT OBJECTIVE

The All Cap Value Institutional Fund seeks long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its objectives by investing, under normal market conditions, at least 80% of its net assets (including any borrowings for investment purposes) in common stocks. The Fund will invest in common stocks of companies that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 3000 Value Index, which includes companies with micro- to large-capitalizations. As of December 31, 2008, the index consisted of securities of companies with capitalizations that ranged from $7 million to $421.8 billion.


The Fund's investments include common stocks and may also include rights, warrants, ADRs, preferred stocks, futures and options, convertible debt, and convertible securities of both U.S. and U.S. dollar-denominated foreign issuers. Although the Fund primarily invests in securities issued by domestic companies, there is no limit in the amount that the Fund may invest in securities issued by foreign companies.


At times, the Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid. In choosing securities, the Investment Manager primarily invests in value-oriented companies. Value-oriented companies are companies that appear to be undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. The Investment Manager uses a blend of quantitative analysis and fundamental research to identify securities that appear favorably priced and that may be able to sustain or improve their pre-tax ROIC (Return on Invested Capital) over time. The Fund typically sells a security when its issuer is no longer considered a value company, shows deteriorating fundamentals or falls short of the Investment Manager's expectations, among other reasons.


The Fund may invest a portion of its assets in futures contracts, options on futures contracts, and options on securities to hedge the Fund's portfolio, to maintain exposure to the equity markets, or to increase returns.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

                                 PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.


EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.


FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.


INVESTMENT IN INVESTMENT VEHICLES RISK - Investing in other investment vehicles subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying vehicles' expenses.

LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

LIQUIDITY RISK - Investments are subject to liquidity risk when they are difficult to purchase or sell.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

RESTRICTED SECURITIES RISK - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.


SMALLER COMPANIES RISK - The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.


VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.

                                PAST PERFORMANCE

No performance information is shown for the Fund because it had not yet operated for a full calendar year as of December 31, 2008. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Security Alpha Opportunity Institutional Fund

  FUND FACTS

     Objective:   Long-term growth of capital
     Benchmark:   S&P 500 Index
   Sub-Adviser:   Mainstream Investment Advisers, LLC
                  and Security Global Investors, LLC

                              INVESTMENT OBJECTIVE

The Alpha Opportunity Institutional Fund seeks long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, approximately 37.5% of its total assets according to a long/short strategy with an emphasis on securities of domestic issuers managed by Mainstream Investment Advisers, LLC ("Mainstream" and the "Mainstream Sub-Portfolio"), one of the Fund's sub-advisers, 37.5% of its total assets according to a long/short strategy with an emphasis on securities of non-U.S. issuers managed by Security Global Investors, LLC ("SGI" and the "SGI Sub-Portfolio"), another of the Fund's sub-advisers, and 25% of its total assets, managed directly by the Investment Manager, in a portfolio of equity securities, equity derivatives and fixed income securities (the "Investment Manager Sub-Portfolio") that is intended to closely track the performance of the S&P 500 Composite Stock Price Index (the
"S&P 500 Index"). Mainstream, SGI and the Investment Manager each manages its allocation of the Fund's assets according to its respective strategy, and their trading decisions are made independently.

"Alpha" in the Fund's name refers to the potential for the Fund's portfolio to achieve returns that are favorable relative to the amount of risk taken. Of course, there is no guarantee that the Fund will achieve its objective of long-term growth of capital, and an investment in the Fund involves significant risk.

The Fund has a target allocation of approximately 37.5% of total assets in the Mainstream Sub-Portfolio, 37.5% of the total assets in the SGI Sub-Portfolio and 25% of total assets in the Investment Manager Sub-Portfolio to be managed in accordance with the respective strategies of each sub-portfolio. All daily cash inflows and outflows will be allocated to the Investment Manager Sub-Portfolio of the Fund. Approximately once a month, the Investment Manager will review the allocations in each of the sub-portfolios. When the Investment Manager Sub-Portfolio is greater than 25% or less than 15% of the Fund's total assets, the Investment Manager usually will rebalance the Fund's portfolio by reallocating the assets among the sub-portfolios so that the Fund returns to the target allocation. The Investment Manager will also usually rebalance the SGI and Mainstream Sub-Portfolios of the Fund when the difference between those sub-portfolios is more than 10% of the Fund's total assets so that the percentage of the Fund's total assets in each of the Mainstream and SGI Sub-Portfolios returns to approximately 37.5%.

The Fund may invest up to 50% of its net assets in foreign securities, not including ADRs. ADRs are dollar-denominated receipts issued generally by U.S.
banks, which represent the deposit with the bank of a foreign company's securities. ADRs are publicly traded on exchanges or over-the-counter in the United States. Each of the Fund's sub-portfolios can invest in foreign securities although the SGI Sub-Portfolio will invest a larger portion of its assets in foreign securities so that the assets in the SGI Sub-Portfolio generally will be diversified among investments in a number of different countries throughout the world. The Fund may invest in issuers of any size, including small-capitalization issuers.

Certain investment vehicles' securities in which the Fund may invest may be illiquid.

Under adverse or unstable market conditions, the Fund (or each of its sub-portfolios) could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

Strategies of the Mainstream Sub-Portfolio: The Fund pursues its domestic long/short strategy by investing primarily in publicly-traded equity securities, principally common stocks, but to a lesser degree in exchange traded funds and other securities with equity characteristics. If there are an insufficient number of available securities meeting the purchase criteria of Mainstream, the Fund may also hold a portion of its assets in cash and money market instruments, and such holdings may be substantial. Dividend and interest income will be an incidental consideration. The Fund may engage in short sales of securities believed to be overvalued.

Mainstream seeks to identify individual stocks with solid underlying financial fundamentals, trading at levels representing value relative to the market generally. Mainstream uses technical and fundamental methods of analysis to choose stocks for the Fund's portfolio. The technical analyses used include a relative strength index ("RSI"), price moving averages and price relative to historical market averages.

Mainstream also uses bottom-up analysis by evaluating the 2,000 or so most actively traded stocks in the marketplace. The bottom-up analysis reviews stock prices in relationship to their stock price moving averages and ranks them by their RSIs. A purchase candidate is identified as a stock that is at fair value or undervalued to the marketplace. A sale candidate is identified as a stock that is expensive or overbought. These action candidates are then grouped by industry. Mainstream prefers that the candidates are concentrated in a particular industry. Mainstream also considers the industry and underlying financial fundamentals of the action candidates. Where the fundamentals are positive relative to their valuations, the stocks may be purchased. Stocks with high RSIs may be sold. Stocks with high RSIs and deteriorating fundamentals may be sold short.

A top-down evaluation of the stock and bond markets, primarily based on their RSIs, is also used. A high RSI may indicate that the marketplace is expensive or overbought; conversely, a low RSI may indicate that the marketplace is inexpensive or oversold. Mainstream uses the RSI in combination with an analysis of the short-term outlook for corporate earnings, interest rates, currencies and commodities to determine the overall stock to cash and long stock to short stock allocations.

Mainstream actively manages its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the SGI Sub-Portfolio: The Fund pursues a global long/short strategy by holding long (purchasing) foreign and domestic common stocks or convertible stocks of companies SGI believes will outperform the market and by selling short those securities believed to be overvalued or expected to underperform the market.

SGI may also invest a portion of the Fund's assets in options, futures contracts and foreign currencies, which may be used to hedge its portion of the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. SGI may engage in short sales of securities believed to be overvalued or expected to underperform the market. SGI may also invest in emerging market countries.

SGI uses both quantitative and qualitative techniques to identify long and short investment opportunities. SGI's universe of securities begins with the 5,000 largest publicly traded companies globally. Through quantitative screening and fundamental analysis, SGI narrows the universe of securities to a list of long and short investment opportunities. SGI then builds a portfolio of securities designed to maximize the absolute returns of the sub-portfolio from SGI's selection methodology while working to maintain prudent risk controls.

SGI will consider buying a security that is not currently held in its sub-portfolio when the security candidate has passed through the research process and SGI believes that there is a potential for upside price movement over the following year with a return to risk ratio that meets SGI's criteria. In the case of a security already held in its sub-portfolio, SGI will consider adding to the position in the event the security has been unusually weak in the market based on SGI's analysis and SGI continues to believe that the one year price objective is valid. SGI will consider selling a security if SGI believes that the price objective is no longer valid. SGI may also reduce a position in its sub-portfolio with respect to a security if the position approaches its price objective and the risk/return is deteriorating. SGI makes additions and reductions in its portion of the Fund's portfolio and will buy and sell securities frequently.

Strategies of the Investment Manager Sub-Portfolio: With respect to the portion of the Fund that it manages, the Investment Manager seeks investment returns that are similar to those of the S&P 500 Index by primarily investing in equity derivatives, such as futures contracts, options on futures contracts, and equity options. An equity derivative is a financial instrument whose value depends on, or is "derived" from, the value of an underlying asset or index, such as the S&P 500 Index. Using S&P 500 equity derivatives, the Investment Manager can obtain investment exposure to the S&P 500 Index equal to the net asset value of the portion of the Fund that it manages with a fraction of the assets that would be needed to purchase an equivalent amount of equity securities directly. Getting magnified investment exposure on a small investment is referred to as "leverage," and it can increase the volatility of the Fund's performance. However, because the Fund ultimately is responsible for the entire amount of the investment exposure under an equity derivative, the Investment Manager will manage the remainder of its portion of the Fund so that any leverage achieved through equity derivatives is completely offset by other investments. While there are a number of ways of offsetting the leverage achieved through equity derivatives, the Investment Manager generally will do so by investing in fixed income securities in an amount sufficient to meet the Fund's obligations under the equity derivatives.

The Investment Manager actively manages the fixed income securities with a view toward enhancing the Fund's total return and recouping some of the transaction and financing costs associated with investing in equity derivatives, which are reflected in the operating costs of the Fund. The Fund's overall portfolio duration for its investments in fixed income securities is normally not expected to exceed one year. The fixed income securities in which the Fund may invest include securities issued or guaranteed by the U.S. government, its agencies or instrumentalities; corporate debt securities of U.S. issuers, including mortgage backed and other asset-backed securities; and bank certificates of deposit, fixed time deposits and bankers' acceptances.

Although the Investment Manager does not normally invest this portion of the Fund's portfolio directly in S&P 500 securities, when equity derivatives appear to be overvalued relative to the S&P 500 Index, the Fund may invest in a "basket" of S&P 500 stocks. The S&P 500 Index is a well known stock market index composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks. Individual stocks are selected based on an analysis of the historical correlation between the return of every S&P 500 stock and the return of the S&P 500 Index itself. The Investment Manager may employ fundamental analysis of factors such as earnings and earnings growth, price to earnings ratio, dividend growth, and cash flows to choose among stocks that satisfy the correlation tests. Stocks chosen for the Fund are not limited to those with any particular weighting in the S&P 500 Index. The Fund may also invest in exchange traded funds based on the S&P 500 Index, such as Standard & Poor's Depositary Receipts.

                                 PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

ACTIVE TRADING RISK - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders. It may also result in short-term capital gains, which have a negative tax effect.

CREDIT RISK - The Fund could lose money if the issuer of a bond is unable to repay interest and principal on time or defaults. The issuer of a bond could also suffer a decrease in quality rating, which would affect the volatility and liquidity of the bond.

EMERGING MARKETS RISK - Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.


EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.


FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GROWTH STOCKS RISK - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.


INTEREST RATE RISK - Investments in fixed income securities are subject to the possibility that interest rates could rise sharply, causing the value of the Fund's securities and share price to decline. Fixed income securities with longer durations are subject to more volatility than those with shorter durations.

INVESTMENT IN INVESTMENT VEHICLES RISK - Investing in other investment vehicles subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying vehicles' expenses.


LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

LIQUIDITY RISK - Investments are subject to liquidity risk when they are difficult to purchase or sell.


MANAGEMENT RISK - Mainstream will apply investment techniques and risk analyses in making investment decisions, but there can be no assurances that these will achieve the Fund's objective. Mainstream could poorly execute an investment strategy or could use investment techniques or invest in securities inconsistent with the Fund's investment strategy.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.


OVERWEIGHTING RISK - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.


SHORT SALES RISK - Short selling a security involves selling a borrowed security with the expectation that the value of that security will decline, so that the security may be purchased at a lower price when returning the borrowed security. The risk for loss on short selling is greater than the original value of the securities sold short because the price of the borrowed security may rise, thereby increasing the price at which the security must be purchased. Government actions may also affect the Fund's ability to engage in short selling.

SMALLER COMPANIES RISK - The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.


VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.

                                PAST PERFORMANCE*

The bar chart and table below provide some indication of the risks of investing in the Alpha Opportunity Institutional Fund by showing changes in the performance from year to year of Class A shares of that Fund. The bar chart and table also show how the average annual returns of the Class A shares of Alpha Opportunity Fund have compared to those of a broad measure of market performance, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").

The bar chart does not reflect the impact of taxes on distributions or the sales charge applicable to Class A shares of Alpha Opportunity Fund which, if reflected, would lower the returns shown. Average annual total returns for Alpha Opportunity Fund's Class A shares include a deduction of the 5.75% front-end sales charge. Fee waivers and/or reimbursements reduced expenses of Alpha Opportunity Fund Class A shares, and in the absence of such waivers/reimbursements, the performance quoted would have been reduced. As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.

Alpha Opportunity Institutional Fund shares commenced operations on November 7, 2008. Class A shares are not offered in this prospectus. Alpha Opportunity Institutional Fund shares would have substantially similar annual returns as the Class A shares of Alpha Opportunity Fund because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Alpha Opportunity Institutional Fund and Class A shares of Alpha Opportunity Fund have different expenses and Alpha Opportunity Institutional Fund shares are not subject to sales charges (reflected in the Class A shares table). Performance information for Alpha Opportunity Institutional Fund shares will appear in a future version of the prospectus once the class has a full calendar year of performance information to report.


HIGHEST AND LOWEST RETURNS
(Quarterly 2004-2008)
----------------------------------
HIGHEST QUARTER
Q1 ended March 31, 2006       9.72%
LOWEST QUARTER
Q4 ended December 31, 2008  (22.65)%


                                  [BAR CHART]

* Effective August 18, 2008, certain changes to Alpha Opportunity Fund's principal investment strategies, management fees and sub-advisers became effective, including the addition of Security Global Investors, LLC as an additional sub-adviser to the Fund.

AVERAGE ANNUAL TOTAL RETURNS
(through December 31, 2008)


Average Annual Total Returns
(through December 31, 2008)
                                                                                                           Since
                                                                           1 Year         5 Years        Inception(2)
Class A
Return Before Taxes                                                        (38.85)%        (0.46)%          2.69%
Return After Taxes on Distributions(1)                                     (38.85)%        (3.32)%        (0.29)%
Return After Taxes on Distributions and Sale of Fund Shares(1)             (25.25)%        (1.57)%          1.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)(3)       (37.00)%        (2.19)%        (0.00)%
---------------------------------------------------------------------------------------------------------------------

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for Class B and C will vary.


2     For the period  beginning July 7, 2003 (date of inception) to December 31,
      2008.

3 The S&P 500 Index is composed of 500 selected common stocks that represent approximately two-thirds of the total market value of all U.S. common stocks.

Security Global Institutional Fund

  FUND FACTS

           Objective:   Long-term growth of capital
           Benchmark:   MSCI World Index
         Sub-Adviser:   Security Global Investors, LLC

                              INVESTMENT OBJECTIVE

The Global Institutional Fund seeks long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES

The Fund pursues its objective by investing, under normal market conditions, in at least three countries, one of which may be the United States. The Fund invests primarily in foreign and domestic common stocks or convertible stocks of companies considered to have appreciation possibilities. While the Fund may invest in the United States, there is no limit on its foreign investments. Investments in debt securities may be made when market conditions are uncertain. The Fund may invest in issuers of any size, including small-capitalization issuers.

The Fund may also invest a portion of its assets in options, futures contracts and foreign currencies, which may be used to hedge the Fund's portfolio, to increase returns or to maintain exposure to the equity markets. The Fund may also invest in emerging market countries.

The Fund may actively trade its investments without regard to the length of time they have been owned by the Fund.

The Fund's sub-adviser, Security Global Investors, LLC ("SGI"), manages Fund assets pursuant to a Global Equity strategy that seeks consistent alpha in all market environments. Using a proprietary database composed of 5,000 companies from around the world, SGI employs a bottom-up stock selection process designed to generate alpha through stock selection while maintaining a globally diversified portfolio.

To lower the risks of foreign investing, such as currency fluctuations, SGI generally diversifies the Fund's investments broadly across countries and industries.

Although the Fund primarily invests in securities issued by companies from countries with established economies, there is no limit in the amount that the Fund may invest in securities issued by companies from emerging markets.

Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

                                 PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

ACTIVE TRADING RISK - Active trading, also called "high turnover," may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders. It may also result in short-term capital gains, which have a negative tax effect.

EMERGING MARKETS RISK - Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed and developing countries.


EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.


FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.

GROWTH STOCKS RISK - Growth stocks typically invest a high portion of their earnings back into their business and may lack the dividend yield that could cushion their decline in a market downturn. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions regarding the growth potential of the issuing company.


LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market CONDITIONS.


SMALLER COMPANIES RISK - The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies. Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.


                                PAST PERFORMANCE

No performance information is shown for the Fund because it had not yet operated for a full calendar year as of December 31, 2008. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Security Mid Cap Value Institutional Fund

  FUND FACTS

     Objective:  Long-term growth of capital
     Benchmark:  Russell 2500 Value Index

                              INVESTMENT OBJECTIVE

The Mid Cap Value Institutional Fund seeks long-term growth of capital.

                         PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2500 Value Index. As of December 31, 2008, the index consisted of securities of companies with capitalizations that ranged from $7 million to $6.9 billion. Equity securities include common stock, rights, options, warrants and convertible debt securities. The Fund may also invest in ADRs.


The Investment Manager typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector. Due to the nature of value companies, the securities included in the Fund's portfolio typically consist of small-to medium-sized companies.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.


The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.


Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

                                 PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.


EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.


FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.


INVESTMENT IN INVESTMENT VEHICLES RISK - Investing in other investment vehicles subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying vehicles' expenses.

LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

LIQUIDITY RISK - Investments are subject to liquidity risk when they are difficult to purchase or sell.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

OVERWEIGHTING RISK - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

RESTRICTED SECURITIES RISK - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.


SMALLER COMPANIES RISK - The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.


TECHNOLOGY STOCKS RISK - Stocks of companies involved in the technology sector may be very volatile.

VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down.

Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.

                                PAST PERFORMANCE

No performance information is shown for the Fund because it had not yet operated for a full calendar year as of December 31, 2008. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

Security Small Cap Value Institutional Fund

  FUND FACTS

     Objective:  Long-term capital appreciation
     Benchmark:  Russell 2000 Value Index

                              INVESTMENT OBJECTIVE

The Small Cap Value Institutional Fund seeks long-term capital appreciation.

                         PRINCIPAL INVESTMENT STRATEGIES


The Fund pursues its objective by investing, under normal market conditions, at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of equity securities that, when purchased, have market capitalizations that are usually within the range of companies in the Russell 2000 Value Index. As of December 31, 2008, the index consisted of securities of companies with capitalizations that ranged from $7 million to $3.3 billion. Equity securities include common stock, rights, options, warrants and convertible debt securities. The Fund may also invest in ADRs.


The Investment Manager typically chooses equity securities that appear undervalued relative to assets, earnings, growth potential or cash flows and may invest in a limited number of industries or industry sectors, including the technology sector.

The Fund may sell a security if it is no longer considered undervalued or when the company begins to show deteriorating fundamentals.

The Fund also may invest a portion of its assets in options and futures contracts. These instruments may be used to hedge the Fund's portfolio, to maintain exposure to the equity markets or to increase returns.


The Fund may invest in a variety of investment vehicles, including those that seek to track the composition and performance of a specific index, such as exchange traded funds ("ETFs") and other mutual funds. The Fund may use these index-based investments as a way of managing its cash position to gain exposure to the equity markets or a particular sector of the equity market, while maintaining liquidity. Certain investment vehicles' securities and other securities in which the Fund may invest are restricted securities, which may be illiquid.


Under adverse or unstable market conditions, the Fund could invest some or all of its assets in cash, fixed-income securities, government bonds, money market securities, or repurchase agreements. Although the Fund would do this only in seeking to avoid losses, the Fund may be unable to pursue its investment objective during that time, and it could reduce the benefit from any upswing in the market.

                                 PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of an investment in the Fund will fluctuate and is subject to investment risks, which means investors could lose money. The principal risks of investing in the Fund are listed below.

EQUITY DERIVATIVES RISK - Equity derivatives may pose risks in addition to those associated with investing directly in securities or other investments, including illiquidity of the equity derivative, imperfect correlations with underlying investments or the Fund's other portfolio holdings, lack of availability and counterparty risk.

FOREIGN SECURITIES RISK - Foreign securities carry additional risks when compared to U.S. securities, including currency fluctuations, adverse political and economic developments, unreliable or untimely information, less liquidity, limited legal recourse and higher transactional costs.


INVESTMENT IN INVESTMENT VEHICLES RISK - Investing in other investment vehicles subjects the Fund to those risks affecting the investment vehicle, including the possibility that the value of the underlying securities held by the investment vehicle could decrease. Moreover, the Fund will incur its pro rata share of the expenses of the underlying vehicles' expenses.

LEVERAGE RISK - The Fund's use of leverage may cause the Fund to be more volatile than if it had not been leveraged. Leverage can arise through the use of derivatives.

LIQUIDITY RISK - Investments are subject to liquidity risk when they are difficult to purchase or sell.


MARKET RISK - The market value of the securities held by the Fund may fluctuate resulting from factors affecting the individual company or other factors such as changing economic, political or financial market conditions.

OVERWEIGHTING RISK - Overweighting investments in certain sectors or industries of the stock market increases the risk that the Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

RESTRICTED SECURITIES RISK - Restricted securities generally cannot be sold to the public and may involve a high degree of business and financial risk which may result in substantial losses to the Fund.


SMALLER COMPANIES RISK - The securities of smaller companies are subject to greater volatility, especially during periods of economic uncertainty. These risks are likely to be greater for micro-cap companies.


TECHNOLOGY STOCKS RISK - Stocks of companies involved in the technology sector may be very volatile.


VALUE STOCKS RISK - Value stocks are subject to the risk that the intrinsic value of the stock may never be realized by the market or that the price goes down. Additional information on these risks is available in the section titled "Descriptions of Principal Risks" beginning on page 22 of this prospectus.


                                PAST PERFORMANCE

No performance information is shown for the Fund because it had not yet operated for a full calendar year as of December 31, 2008. Performance information for the Fund will appear in a future version of the prospectus once the Fund has a full calendar year of performance information to report.

FEES AND EXPENSES OF THE FUNDS

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUNDS.

                                SHAREHOLDER FEES

Fees paid directly from your investment.

Unless otherwise noted, the following fees apply to the shares of the Funds:

Maximum Sales Charge Imposed on Purchases               None
-------------------------------------------------------------
Maximum Deferred Sales Charge                           None
-------------------------------------------------------------
Global Institutional Fund Only -- Redemption
Charge (as a percentage of amount redeemed              2%(1)
or exchanged)
-------------------------------------------------------------

1 A redemption charge of 2% will be assessed on any shares redeemed or exchanged within 30 days after the date they were acquired. This charge does not apply to (1) shares held in retirement plans purchased from the Investment Manager or an affiliate or that are administered by the Investment Manager or an affiliate, such as 401(k), 403(b), 457, Keogh, SIMPLE IRA, SEP-IRA and money purchase pension accounts, (2) shares purchased through the reinvestment of dividends or capital gains distributions, (3) redemptions in an amount less than $10,000, or (4) redemptions and/or exchanges made through pre-approved asset allocation programs.

                        ANNUAL FUND OPERATING EXPENSES(1)

Expenses that are deducted from Fund assets.

-----------------------------------------------------------
LARGE CAP VALUE INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee ....................................   0.65%
Distribution (12b-1) fees .........................   None
Other expenses ....................................   1.68%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   2.33%
Fee reduction(2) ..................................  (1.35)%
NET EXPENSES ......................................   0.98%
-----------------------------------------------------------
ALL CAP GROWTH INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee ....................................   0.75%
Distribution (12b-1) fees .........................   None
Other expenses ....................................   0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   1.30%
Fee reduction(2) ..................................  (0.15)%
NET EXPENSES ......................................   1.15%
-----------------------------------------------------------
ALL CAP VALUE INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee ....................................   0.70%
Distribution (12b-1) fees .........................   None
Other expenses ....................................   0.55%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   1.25%
Fee reduction(2) ..................................  (0.15)%
NET EXPENSES ......................................   1.10%
-----------------------------------------------------------
ALPHA OPPORTUNITY INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee(3) .................................   1.25%
Distribution (12b-1) fees .........................   None
Other expenses ....................................   0.85%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   2.10%
Fee reduction(2) ..................................  (0.50)%
NET EXPENSES ......................................   1.70%
-----------------------------------------------------------
GLOBAL INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee ....................................   1.00%
Distribution (12b-1) fees .........................   None
Other expenses ....................................   0.97%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   1.97%
Fee reduction(2) ..................................  (0.82)%
NET EXPENSES ......................................   1.15%
-----------------------------------------------------------
MID CAP VALUE INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee ....................................   0.75%
Distribution (12b-1) fees .........................   None
Other expenses ....................................   0.44%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   1.19%
Fee reduction(2) ..................................  (0.09)%
NET EXPENSES ......................................   1.10%
-----------------------------------------------------------
SMALL CAP VALUE INSTITUTIONAL FUND
-----------------------------------------------------------
Management fee ....................................   1.00%
Distribution ...................................... (12b-1)
fees None Other expenses ..........................   4.90%
TOTAL ANNUAL FUND OPERATING EXPENSES ..............   5.90%
Fee reduction(2) ..................................  (4.60)%
NET EXPENSES ......................................   1.30%
-----------------------------------------------------------


1     Other Expenses are based on estimates for the current fiscal year.

2 The Fund's Investment Manager has contractually agreed through January 31, 2010 to waive fees and/or reimburse Fund expenses to the extent necessary to limit the ordinary operating expenses (exclusive of brokerage costs, dividends on securities sold short, acquired fund fees and expenses, interest, taxes, litigation, indemnification, and extraordinary expenses) ("Operating Expenses") of Large Cap Value Institutional Fund, All Cap Growth Institutional Fund, All Cap Value Institutional Fund, Alpha Opportunity Institutional Fund, Global Institutional Fund, Mid Cap Value Institutional and Small Cap Value Institutional Fund to the indicated annual percentages of average daily net assets: 0.98%, 1.15%, 1.70%, 1.70%,1.15%, 1.10% and 1.30%, respectively. The Investment Manager is entitled to reimbursement by a Fund of fees waived or expenses reimbursed during any of the previous 36 months beginning on the date of the expense limitation agreement if on any day the estimated annualized Operating Expenses are less than the indicated percentages.

3 The management fee for Alpha Opportunity Fund has been restated to reflect the management fee for the current fiscal year.

EXAMPLES*

The Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

Each Example assumes that you invest $10,000 in a Fund for the time periods indicated. Each Example also assumes that your investment has a 5% return each year and that the Funds' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be as follows:


                                           1 YEAR    3 YEARS
Large Cap Value Institutional Fund          $100      $312
----------------------------------------------------------
All Cap Growth Institutional Fund            117       365
----------------------------------------------------------
All Cap Value Institutional Fund             112       350
----------------------------------------------------------
Alpha Opportunity Institutional Fund         173       536
----------------------------------------------------------
Global Institutional Fund                    117       365
----------------------------------------------------------
Mid Cap Value Institutional Fund             112       350
----------------------------------------------------------
Small Cap Value Institutional Fund           132       412
----------------------------------------------------------


* The above Examples reflect applicable contractual fee waiver/ expense reimbursement arrangements for the duration of the arrangements only.

DESCRIPTIONS OF PRINCIPAL RISKS


Additional information on the principal risks of the Funds is described below. Not all of the risks apply to each Fund. A list of the main risks that apply to a particular Fund can be found under the "Principal Risks" heading for that Fund. However, the fact that a particular risk was not indicated as a principal risk for a Fund does not mean that the Fund is prohibited from investing its assets in securities that give rise to that risk. It simply means that the risk is not a principal risk for that Fund. For example, the risk of investing in smaller companies was not listed as a principal risk for Large Cap Value Institutional Fund. This does not mean that Large Cap Value Institutional Fund is prohibited from investing in smaller companies, only that the risk of smaller companies is not one of the main risks associated with Large Cap Value Institutional Fund. The Portfolio Manager for a Fund has considerable leeway in choosing investment strategies and selecting securities that he or she believes will help the Fund achieve its investment objective. In seeking to meet its investment objective, a Fund's assets may be invested in any type of security or instrument whose investment characteristics are consistent with the Fund's investment program.


In addition, investors should note that, to the extent authorized by law, each Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.


MARKET RISK -- Equity securities fluctuate in price, and their prices tend to fluctuate more dramatically over the shorter term than do the prices of other asset classes. These movements may result from factors affecting individual companies or from broader influences like changes in interest rates, market conditions, investor confidence or changes in economic, political or financial market conditions. Volatility of financial markets can expose a Fund to greater market risk, possibly resulting in greater liquidity risk. Market conditions also may lead to increased regulation of a Fund and the instruments in which a Fund may invest, which may, in turn, affect the Fund's ability to pursue its investment objective and the Fund's performance.

SMALLER COMPANIES -- The equity securities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. Securities of smaller companies may present additional risks because their earnings are less predictable and their securities are often less liquid than those of larger, more established companies. Smaller companies are more likely than larger companies to have limited product lines, markets or financial resources, or to depend on a small, inexperienced management group. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies. These risks are likely to be greater for micro-cap companies.


VALUE STOCKS -- Investments in value stocks are subject to the risk that their intrinsic values may never be realized by the market or that their prices may go down. While the Funds' investments in value stocks may limit downside risk over time, a Fund may, as a trade-off, produce more modest gains than riskier stock funds.

GROWTH STOCKS -- Investments in growth stocks may lack the dividend yield that can cushion stock prices in market downturns. Growth companies often are expected to increase their earnings at a certain rate. If expectations are not met, investors can punish the stocks, even if earnings do increase.


SHORT SALES -- A short sale entails selling a borrowed security with the expectation that the price of the security will decline, so that a Fund may purchase the security at a lower price when the Fund must return the security that it borrowed. While the potential losses associated with investing in stocks are typically limited to the original cost of the securities, the potential for losses associated with short positions is much greater than the original value of the securities sold short. A Fund may not always be able to close out a short position at a particular time or at an acceptable price. A lender may request that borrowed securities be returned to it on short notice, and a Fund may have to buy the borrowed securities at an unfavorable price, resulting in a loss. The use of short sales may cause a Fund to have higher expenses than those of equity mutual funds that do not engage in short sales, including the cost of paying the lender an amount equal to any dividends on the borrowed securities. Also, short sales may be subject to legal restrictions, which may limit the ability of a Fund to implement its strategies.


MANAGEMENT RISK -- Alpha Opportunity Institutional Fund is an actively managed investment portfolio. There is no guarantee that the management techniques employed with respect to the index strategy will closely track the performance of the S&P 500 Index. Also, Mainstream and its portfolio managers will apply investment techniques and risk analyses in making investment decisions for the portion of the Fund managed by Mainstream, but there can be no guarantee that these will produce the desired results.


FOREIGN SECURITIES -- Investing in foreign investments, including investing in foreign securities through ADRs, involve certain special risks, including, but not limited to: (i) unfavorable changes in currency exchange rates; (ii) adverse political and economic developments; (iii) unreliable or untimely information;
(iv) limited legal recourse; (v) limited markets; (vi) higher operational expenses; and (vii) illiquidity. These risks may even be higher in underdeveloped markets.


Foreign investments are normally issued and traded in foreign currencies. As a result, their values may be affected by changes in the exchange rates between particular foreign currencies and the U.S. dollar. Foreign investments may be subject to the risks of seizure by a foreign government, imposition of restrictions on the exchange or transport of foreign currency, and tax increases. There may also be less information publicly available about a foreign company than about most U.S. companies, and foreign companies are usually not subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The legal remedies for investors in foreign investments may be more limited than those available in the United States. Certain foreign investments may be less liquid (harder to buy and sell) and more volatile than domestic investments, which means a Fund may at times be unable to sell its foreign investments at desirable prices. For the same reason, a Fund may at times find it difficult to value its foreign investments.
Brokerage commissions and other fees are generally higher for foreign investments than for domestic investments. The procedures and rules for settling foreign transactions may also involve delays in payment, delivery or recovery of money or investments. Foreign withholding taxes may reduce the amount of income available to distribute to shareholders of the Funds.

EMERGING MARKETS -- All of the risks of investing in foreign securities are heightened by investing in less developed and developing countries, which are sometimes referred to as emerging markets. The markets of developing countries historically have been more volatile than the markets of developed countries with mature economies. For example, the political and economic structures in these countries may be young and developing rapidly, which can cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative, but often have provided higher rates of return, and greater risks, to investors.


EQUITY DERIVATIVES -- Equity derivatives include options, futures and options on futures, which may be used to hedge a Fund's portfolio, to increase returns or to maintain exposure to a market without buying individual securities. These investments may pose risks in addition to those associated with investing directly in securities or other investments. These risks may include illiquidity of the equity derivative, imperfect correlation with underlying investments or the Fund's other portfolio holdings, lack of availability, counterparty risks, valuation risks and legal restrictions. In addition, when a Fund sells covered call options, it receives cash but limits its opportunity to profit from an increase in the market value of the security beyond the exercise price (plus the premium received). The gain may be less than if the Fund had not sold an option on the underlying security. Accordingly, there is the risk that such practices may fail to serve their intended purposes and may reduce returns or increase volatility. There is also the risk that a Fund could lose more than the amount the Fund invested in the derivative. These practices also entail transactional expenses and may cause a Fund to realize higher amounts of short-term capital gains than if the Fund had not engaged in such transactions.

LEVERAGE -- The use of derivatives may create leveraging risk. For example, because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial impact on the net asset value of the Fund. Leveraging may cause a Fund to be more volatile than if it had not been leveraged. To mitigate leveraging risk, the Fund segregates liquid assets to meet its obligations under, or otherwise covers, the transactions that may give rise to this risk. Leverage can arise through the use of derivatives.


NON-DIVERSIFICATION -- A non-diversified Fund may hold larger positions in a smaller number of securities than a diversified Fund. As a result, a change in the market value of a single security may have a greater impact on a Fund's net asset value and total return. A non-diversified Fund is expected to be more volatile than a diversified Fund.

INVESTMENT IN INVESTMENT VEHICLES -- Investments in investment companies or other investment vehicles may include index-based unit investment trusts such as Standard & Poor's Depositary Receipts ("SPDRs") and similar securities of other investment companies or other investment vehicles, including exchange traded funds ("ETFs"). Such index-based investments sometimes hold substantially all of their assets in securities representing a specific index. In the case of SPDRs, the index represented is the S&P 500, but a Fund may invest in other index-based investments designed to track other indexes or market sectors. To the extent a Fund invests in other investment companies or vehicles, it will incur its pro rata share of the underlying investment companies' or vehicles' expenses, such as investment advisory and other management expenses, and shareholders will be required to pay the operating expenses of two or more investment vehicles. In addition, a Fund will be subject to the effects of business and regulatory developments that affect an underlying investment company or vehicle or the investment company industry generally. A Fund may use those index-based investments as a way of managing its cash position, to maintain liquidity while gaining exposure to the equity markets, or a particular sector of the equity market, or to seek to avoid losses in declining market conditions.


RESTRICTED SECURITIES -- Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, restricted securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid and, therefore, are subject to a Fund's limitation on illiquid securities.

Restricted securities (including Rule 144A Securities) may involve a high degree of business and financial risk which may result in substantial losses. The securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund. In particular, Rule 144A Securities may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Rule 144A permits the resale to "qualified institutional buyers" of "restricted securities" that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted in the National Association of Securities Dealers Automated Quotation System ("Rule 144A Securities").

Investing in Rule 144A Securities and other restricted securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities to the extent that qualified institutional buyers become uninterested, for a time, in purchasing these securities.

ACTIVE TRADING -- Active trading will increase the costs a Fund incurs because of higher brokerage charges or mark-up charges, which are passed on to shareholders, and, as a result, may lower a Fund's performance. It may also result in short-term capital gains, which may increase the amount of tax an investor pays on a Fund's returns.

TECHNOLOGY STOCKS -- Companies in the rapidly changing fields of technology often face unusually high price volatility, both in terms of gains and losses. The potential for wide variation in performance is based on the special risks common to these stocks. For example, products or services that at first appear promising may not prove commercially successful or may become obsolete quickly. Earnings disappointments can result in sharp price declines. The level of risk will be increased to the extent that a Fund has significant exposure to smaller or unseasoned companies (those with less than a three-year operating history), which may not have established products or more experienced management.

OVERWEIGHTING -- Overweighting investments in certain sectors or industries of the stock market increases the risk that a Fund will suffer a loss because of general declines in the prices of stocks in those sectors or industries.

INTEREST RATE RISK -- Investments in fixed-income securities are subject to the possibility that interest rates could rise sharply, causing the value of a Fund's securities, and share price, to decline. Longer term bonds and zero coupon bonds are generally more sensitive to interest rate changes than shorter-term bonds. Generally, the longer the average maturity of the bonds in a Fund, the more a Fund's share price will fluctuate in response to interest rate changes.

CREDIT RISK -- It is possible that some issuers of fixed-income securities will not make payments on debt securities held by a Fund, or there could be defaults on repurchase agreements held by a Fund. Also, an issuer may suffer adverse changes in financial condition that could lower the credit quality of a security, leading to greater volatility in the price of the security and in shares of a Fund. A change in the quality rating of a bond can affect the bond's liquidity and make it more difficult for a Fund to sell.

LIQUIDITY RISK -- Investments are subject to liquidity risks when they are difficult to purchase or sell. Investments in illiquid securities may reduce the returns of a Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

PORTFOLIO HOLDINGS

A description of the Funds' policies and procedures with respect to the disclosure of the Funds' underlying portfolio securities is available in the Funds' Statement of Additional Information and on their website at www.securitybenefit.com. In addition, investors should note that the Funds publish a complete list of their month-end portfolio holdings on their website generally within one to two business days after the end of each calendar month. Such information will remain online for four months, or as otherwise required by law.

INVESTMENT MANAGER


Security Investors, LLC (the "Investment Manager"), One Security Benefit Place, Topeka, Kansas 66636, is the Funds' investment manager. On September 30, 2008, the aggregate assets under the investment management of the Investment Manager were approximately $9.02 billion.


MANAGEMENT FEES -- The following chart shows the aggregate investment management fees payable by each Fund. For Funds for which the Investment Manager has retained a sub-adviser, the Investment Manager, and not the Funds, is responsible for payment of sub-advisory fees.


Management Fees (Net of Waivers)
(expressed as a percentage of average net assets)
-----------------------------------------------------------------------
Large Cap Value Institutional Fund ..........................  0.65%
All Cap Growth Institutional Fund ...........................  0.75%
All Cap Value Institutional Fund ............................  0.70%
Alpha Opportunity Institutional Fund ........................  1.25%(1)
Global Institutional Fund ...................................  1.00%
Mid Cap Value Institutional Fund ............................  0.75%
Small Cap Value Institutional Fund ..........................  1.00%


1 Prior to August 18, 2008, Alpha Opportunity Fund's management fee was a "fulcrum-type" performance fee that varied on a monthly basis depending on the Fund's investment performance against the investment record of the S&P 500 Index over a rolling 12-month period.

A discussion regarding the basis of the Board of Directors approving any investment advisory contract on behalf of each of the Funds (with the exception of All Cap Growth Institutional Fund) is available in the Funds' annual report for fiscal year ending September 30, 2008. A discussion regarding the basis of the Board of Directors approving the investment advisory contract of All Cap Growth Institutional Fund will be available in the semi-annual report for fiscal half-year ending March 31, 2009.

PORTFOLIO MANAGERS -- The Portfolio Managers of the Investment Manager oversee the day-to-day operations of the following Funds:

     LARGE CAP VALUE INSTITUTIONAL FUND AND ALL CAP VALUE INSTITUTIONAL FUND

MARK A. MITCHELL, Portfolio Manager of the Investment Manager, manages Large Cap Value Institutional Fund and All Cap Value Institutional Fund. He has managed Security Large Cap Value Fund, another fund with an investment program substantially similar to that of Large Cap Value Institutional Fund, since July 2005, and he has managed the Security Equity Fund, a series of Security Equity Fund, since February 2004 (co-managing with Mr. Bronzo since February 2008). He also has co-managed All Cap Value Institutional Fund since October 2008. Prior to joining the Investment Manager, Mr. Mitchell was employed by GE Investments and its successor company, GE Asset Management, from 1994 to 2002 in the following positions: Senior Financial Analyst, Taxable Fixed Income from 1994 to 1995; Sector Portfolio Manager and Research Analyst from 1996 to 1998; Vice President, Assistant Portfolio Manager from 1998 to 1999; Vice President, Sector Portfolio Manager and Research Analyst from 1999 to 2001; and most recently as Vice President, Portfolio Manager, US Equities. Prior to 1994, Mr. Mitchell served in various positions with GE Capital. Mr. Mitchell holds a Bachelor of Science degree with an emphasis in Finance from the University of Nebraska and is a graduate of the GE Financial Management Program. He is a Chartered Financial Analyst charterholder.

                        ALL CAP GROWTH INSTITUTIONAL FUND

MARK P. BRONZO, Portfolio Manager of the Investment Manager, has been the co-manager of Equity Fund and the manager of Select 25 Fund since February 2008. He has also managed the All Cap Growth Fund since February 2009 (co-managing with Messrs. O'Connor and Portanova from its inception). Prior to joining the Investment Manager in 2008, he was a Managing Director and member of the Board of Managers of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. ("GAMNA") and Chairman, President and Chief Executive Officer of the Gartmore Mutual Funds II, Inc. From 1995 to 2003, he served as Senior Vice President, Managing Director and Board member of GAMNA. Mr. Bronzo earned a Bachelor of Arts degree in Economics from Boston College and an MBA in Finance from New York University. He is a Chartered Financial Analyst charterholder.

JOSEPH C. O'CONNOR, Portfolio Manager of the Investment Manager, has managed the All Cap Growth Institutional Fund since February 2009 (co-managing with Messrs. Bronzo and Portanova since its inception). Prior to joining the Investment Manager in 2008, he was a Managing Director of Nationwide Separate Accounts LLC, the successor advisor to Groupama Asset Management N.A. ("GAMNA"). From 2000 to 2003, he served as Senior Vice President, Managing Director and Board member of GAMNA. Mr. O'Connor earned a Bachelor of Science degree in Finance from St. John's University.


DANIEL W. PORTANOVA, Portfolio Manager of the Investment Manager, has managed the All Cap Growth Institutional Fund since February 2009 (co-managing with Messrs. Bronzo and O'Connor since its inception). He was previously at Nationwide Separate Accounts LLC. From 1995 to 2003, he served as Director, Senior Vice President and Treasurer of Groupama Asset Management NA. From 1993 to 1995, Mr. Portanova was a Managing Director at General Reinsurance Asset Management. From 1989 to 1993, Mr. Portanova was a taxable fixed income portfolio manager for General Reinsurance. Mr. Portanova also worked at Smith Barney, Harris, Upham Inc. from 1984 to 1989 as an Institutional Corporate Bond Trader. Mr. Portanova earned an MBA from Duke University's Fuqua School of Business and a Bachelor of Arts in Economics from Boston College.


  ALL CAP VALUE INSTITUTIONAL FUND, MID CAP VALUE INSTITUTIONAL FUND AND SMALL
                          CAP VALUE INSTITUTIONAL FUND

JAMES P. SCHIER, Senior Portfolio Manager of the Investment Manager, manages All Cap Value Institutional Fund, Mid Cap Value Institutional Fund and the Small Cap Value Institutional Fund. He has co-managed All Cap Value Institutional Fund since October 2008. He also has been the manager of Security Mid Cap Value Fund, another series of Security Equity Fund with an investment program substantially similar to that of Mid Cap Value Institutional Fund, since its inception in 1997. He has managed Small Cap Value Institutional Fund since its inception in July 2008. While employed by the Investment Manager, he also served as a research analyst. Prior to joining the Investment Manager in 1995, he was a portfolio manager for Mitchell Capital Management from 1993 to 1995. From 1988 to 1993, he served as Vice President and Portfolio Manager for Fourth Financial. Prior to 1988, Mr. Schier served in various positions in the investment field for Stifel Financial, Josepthal & Company and Mercantile Trust Company. Mr. Schier earned a Bachelor of Business degree from the University of Notre Dame and an MBA from Washington University. He is a Chartered Financial Analyst charterholder.

ALPHA OPPORTUNITY INSTITUTIONAL FUND


STEVEN M. BOWSER, Senior Portfolio Manager of the Investment Manager, has managed a portion of the Alpha Opportunity Institutional Fund since its inception. Mr. Bowser joined the Investment Manager in 1992. From 1989 to 1992, Mr. Bowser was Assistant Vice President and Portfolio Manager with the Federal Home Loan Bank of Topeka. He was employed at the Federal Reserve Bank of Kansas City in 1988 and began his career with the Farm Credit System from 1982 to 1987, serving as a Senior Financial Analyst and Assistant Controller. He graduated with a Bachelor of Science degree from Kansas State University. He is a Chartered Financial Analyst charterholder and FINRA Series 7 license holder.


The Funds' Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

SUB-ADVISERS

The Investment Manager and the Funds have received from the U.S. Securities and Exchange Commission an exemptive order for a multi-manager structure that allows the Investment Manager to hire, replace or terminate sub-advisers without the approval of shareholders. The order also allows the Investment Manager to revise a sub-advisory agreement with the approval of the Funds' Board of Directors, but without shareholder approval. If a new sub-adviser is hired, shareholders will receive information about the new sub-adviser within 90 days of the change. The order allows the Funds to operate more efficiently and with greater flexibility. The Investment Manager provides the following oversight and evaluation services to those Funds which use a sub-adviser:

o     performing initial due diligence on prospective sub-advisers for the Funds

o monitoring the performance of the sub-advisers communicating performance expectations to the sub-advisers

o ultimately recommending to the Board of Directors whether a sub-adviser's contract should be renewed, modified or terminated.

The Investment Manager does not expect to recommend frequent changes of sub-advisers. Although the Investment Manager will monitor the performance of the sub-advisers, there is no certainty that any sub-adviser or Fund will obtain favorable results at any given time.


The Investment Manager has engaged Security Global Investors, LLC ("SGI"), 801 Montgomery Street, 2nd Floor, San Francisco, California 94133, to provide investment advisory services to Global Institutional Fund and a portion of Alpha Opportunity Institutional Fund. SGI has operated as an investment sub-adviser to Global Institutional Fund since August 2007 and Alpha Opportunity Institutional Fund since October 2008. SGI managed more than $488.17 million in assets as of December 31, 2008. SGI is a wholly owned subsidiary of Security Benefit Corporation. Security Benefit Corporation is a wholly owned subsidiary of Security Benefit Mutual Holding Company. SGI is an affiliate of the Investment Manager. Together, SGI and the Investment Manager operate as Security Global Investors, the investment advisory arm of Security Benefit Corporation.

The Investment Manager has engaged Mainstream Investment Advisers, LLC ("Mainstream") to provide investment advisory services to a portion of Alpha Opportunity Institutional Fund. Mainstream, 101 West Spring Street, Fourth Floor, New Albany, Indiana 47150, managed approximately $420 million in client assets as of December 31, 2008.

PORTFOLIO MANAGERS -- The Portfolio Managers of the Sub-Advisers oversee the day-to-day operations of the Funds as indicated:


       ALPHA OPPORTUNITY INSTITUTIONAL FUND AND GLOBAL INSTITUTIONAL FUND

JOHN BOICH, Head of Global Equity of SGI, has a track record in global equity investing that dates back to 1990. He has been a co-manager of Global Institutional Fund since July 2008 and a co-manager of a portion of Alpha Opportunity Institutional Fund since November 2008. Prior to joining SGI in June 2007, Mr. Boich founded Avera Global Partners, L.P. ("Avera") in August 2001, where he served as Chief Investment Officer until June 2007. Prior to founding Avera, he was a founding partner and senior portfolio manager in the global equities division of Montgomery Asset Management. In this capacity, Mr. Boich spent eight years directing research and investment decisions for Montgomery Asset Management's $4 billion global and international mandates. Prior to joining Montgomery Asset Management in March 1993, he was an analyst and portfolio manager at The Boston Company Institutional Investor Inc. where he led the development and subsequent management of the flagship international equity product. Mr. Boich holds a Bachelor of Arts degree in Economics from the University of Colorado and is a Chartered Financial Analyst charterholder.

SCOTT F. KLIMO, Portfolio Manager at SGI, joined SGI in June 2007. He has been a co-manager of Global Institutional Fund since July 2008 and a co-manager of a portion of Alpha Opportunity Institutional Fund since November 2008. Mr. Klimo was a portfolio manager of Avera from October 2001 until he joined SGI in June 2007. Prior to joining Avera, he worked as a senior international analyst for Founders Asset Management in Denver from December 1999 to September 2001, focusing on consumer durables and non-durables, telecommunications and telecom equipment. Before joining Founders, Mr. Klimo was an assistant portfolio manager for the State of Wisconsin Investment Board from May 1998 to November 1999 where he helped manage a $4 billion international portfolio with a value-oriented investment style. He began his investment career in 1987 as an analyst for Crosby Securities in Hong Kong, before progressing to

Thailand Research Director for Smith New Court Far East. Mr. Klimo graduated from Hamilton College with a Bachelor of Arts degree in Asian Studies and immediately left for Asia, where he spent the next eleven years. He is a Chartered Financial Analyst charterholder.


DAVID WHITTALL, Portfolio Manager at SGI, joined SGI in June 2007. He has been a co-manager of Global Institutional Fund since July 2008 and a co-manager of a portion of Alpha Opportunity Institutional Fund since November 2008. Mr. Whittall was a portfolio manager at Avera from March 2004 until June 2007. Prior to joining Avera, Mr. Whittall was senior vice president and the senior international equity salesman at HSBC in San Francisco from January 2003. Prior to HSBC, he was a vice president at JP Morgan and their senior European equity salesman in San Francisco from May 2001 to October 2002. Before his work in international equity sales, Mr. Whittall spent seven years at Montgomery Asset Management where he was a senior analyst, portfolio manager and principal. Mr. Whittall graduated from UC Berkeley with a Bachelor of Arts degree in Asian Studies. He spent one year as a UC Regent's scholar at Beijing University in the People's Republic of China.

MARK KRESS, Portfolio/Risk Manager at SGI, joined SGI in June 2007. He has been a co-manager of Global Institutional Fund since July 2008 and a co-manager of a portion of Alpha Opportunity Institutional Fund since November 2008. Along with Mr. Perullo, Mr. Kress is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Funds. Mr. Kress was a senior quantitative analyst at Avera from August 2001 until he joined SGI in June 2007. Mr. Kress holds a Bachelor of Science degree in Managerial Economics from the University of California at Davis and an MBA from the University of California at Berkeley Haas School of Business. He is a Chartered Financial Analyst charterholder.


YON PERULLO, Senior Quantitative Analyst, joined SGI in June 2007. He has been co-manager of Global Institutional Fund since July 2008 and a co-manager of a portion of Alpha Opportunity Institutional Fund since November 2008. Along with Mr. Kress, Mr. Perullo is jointly responsible for risk management analysis and the implementation of quantitative research methods for the Funds. From 2004 to 2007, Mr. Perullo was co-founder and portfolio manager at Nascent Strategies, LLC, a hedge fund that specialized in quantitative market neutral investing, where he was directly responsible for building the quantitative screening and risk management models employed by the fund. From 1998 to 2004, Mr. Perullo served as Vice President of Quantitative Analytics at FactSet Research Systems where he directed the global sales and development of FactSet's suite of quantitative products, including alpha modeling, portfolio simulation and risk analysis. Mr. Perullo holds a Bachelor of Arts in Chemistry from the University of Rhode Island and is a Chartered Financial Analyst charterholder.

                      ALPHA OPPORTUNITY INSTITUTIONAL FUND

WILLIAM H. JENKINS, Manager of Mainstream, has been a co-manager of a portion of the Alpha Opportunity Institutional Fund since its inception. He has more than 35 years of investment experience. Prior to co-founding Mainstream in July 1997, Mr. Jenkins spent the most recent 15 years with Providian Corporation as their equity portfolio manager. From 1988 to 1991, he was head of new asset and liability strategies for Providian, in addition to his equity portfolio management responsibilities. Prior to Providian, Mr. Jenkins worked as a portfolio manager/analyst at McGlinn Capital, Delaware Investment Advisors and Mellon Bank and Trust. Mr. Jenkins holds a Bachelor's degree from Grove City College and an MBA from New York University. He is a Chartered Financial Analyst charterholder.

CHARLES F. CRAIG, Portfolio Manager at Mainstream, has been a co-manager of a portion of Alpha Opportunity Institutional Fund since its inception. Mr. Craig has primary responsibility for the international long/short strategy portion of the Fund that is managed by Mainstream. He has a long history with the firm and its personnel dating back over 11 years ago when he began an internship with William Jenkins at Providian Corporation. In addition to his experience in equity analysis, trading and portfolio management with Mainstream, Mr. Craig worked in futures trading for RQSI and financial planning with American Express. Mr. Craig holds a Bachelor's degree from the University of Louisville and an MBA from the Kelley School of Business at Indiana University. He is a Chartered Financial Analyst charterholder.

The Funds' Statement of Additional Information provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of Fund shares.

BUYING SHARES

Shares of the Funds discussed in this prospectus are offered primarily for direct investment by institutions such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, and corporations. Shares may also be offered through certain financial intermediaries (such as broker/dealers, banks and other intermediaries that have an agreement with the Funds' distributor, Security Distributors, Inc. or with the Investment Manager, which also serves as the Funds' transfer agent ("authorized financial intermediaries")) that charge their customers transaction or other fees in connection with an investment in the Funds. The minimum initial investment is $2 million. Specific eligibility requirements that apply to these prospective investors include:

o Employee benefit plan programs that have at least $25 million in plan assets.

o Broker-dealer managed account or wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

o Registered investment adviser mutual fund wrap programs that charge an asset-based fee, have program assets of at least $50 million, and invest in the Funds via omnibus accounts.

o     Internal Revenue Code Section 529 college savings plan accounts.

o Funds of Funds advised by the Investment Manager, Security Global Investors, LLC, Rydex Investments, or their affiliates.

o     Funds of Funds advised by unaffiliated  investment advisers.

o     Institutions that invest the minimum initial investment amount in a Fund.

THE FUNDS RESERVE THE RIGHT TO WAIVE THE MINIMUM INITIAL INVESTMENT AMOUNT OF $2 MILLION OR TO GRANT OTHER INVESTORS ELIGIBILITY TO INVEST IN THE SHARES OF THE FUNDS AT THEIR DISCRETION.

The Funds may be made available to other investors in the future.

Shares are priced at the net asset value per share (NAV) next determined after receipt and acceptance of a purchase order by the Funds' transfer agent, Distributor or an authorized financial intermediary. Authorized financial intermediaries of the Funds may also designate further intermediaries to accept purchase and redemption orders on behalf of the Funds. A broker/dealer or other financial intermediary may charge fees in connection with an investment in the Fund. Fund shares purchased directly from the Fund are not assessed such additional charges.

The authorized financial intermediaries can provide investors with detailed information on how to participate in a program, a plan or an account, elect a Fund as an investment option, elect different investment options, alter the amounts contributed to the plan or change allocations among investment options. For questions about participant accounts or to obtain an application to participate in a program, a plan or an account, participants should contact their financial intermediary, employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the program/plan/ account.

Financial intermediaries may provide some of the shareholder servicing and account maintenance services required by programs, plans or accounts and their participants, including transfers of registration, dividend payee charges and generation of confirmation statements and may arrange for administrators to provide other investment or administrative services. Financial service firms may charge programs, plans or accounts and participants transaction fees and/or other additional amounts for such services. Similarly, programs, plans or accounts may charge participants for certain expenses. These fees and additional amounts could reduce the return of investments in the Funds.

The Funds reserve the right to reject any order to purchase shares in whole or in part.


The Funds offer you the option to submit purchase orders through your financial intermediary or send purchase orders by mail and send proceeds by check, wire transfer or ACH. The Funds do not accept cash or cash equivalents (such as traveler's checks, money orders or bearer bonds), government checks, third-party checks, starter checks or checks drawn on a line of credit (including credit card convenience checks), cashiers checks, and bank checks. The Funds reserve the right to refuse other payment instructions if, in the sole discretion of Fund management, it is deemed to be in the best interests of the Funds. Retirement contributions will be coded for the year in which they are received unless otherwise instructed in writing at the time of the contribution.


The  Funds  do  not  issue   certificates;   all  Fund   shares  are  issued  in
non-certificate form.

The Funds may offer other classes of shares in a different prospectus.

MINIMUM ACCOUNT BALANCE -- The Funds have a minimum account balance of $1 million. Due to the relatively high cost of maintaining accounts below the minimum account balance, the Funds reserve the right to redeem shares if an account balance falls below the minimum account balance for any reason.
Investors will be given 60 days' advance notice to reestablish the minimum account balance. If the account balance is not increased, the account may be closed, and the proceeds sent to the investor. Fund shares will be redeemed at NAV on the day the account is closed.

CUSTOMER IDENTIFICATION AND VERIFICATION -- To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens an account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

What this means for you: The Fund must obtain the following information for each person/entity that opens an account:

o     Name;

o     Date of birth (for individuals);

o Residential or business street address (although post office boxes are still permitted for mailing); and

o     Social  security  number,   taxpayer   identification   number,  or  other
      identifying number.

You may also be asked to show your driver's license, passport or other identifying documents in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations, plans and other entities.

Federal law prohibits the Fund and other financial institutions from opening accounts unless they receive the minimum identifying information listed above. They may be required to close your account if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after your account is closed, and you bear the risk of any loss.

MARKET TIMING/SHORT-TERM TRADING --Some investors try to profit from various short-term or frequent trading strategies known as market timing, for example, transferring money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or transferring from one Fund to another and then back again after a short period of time. As money is transferred in and out, a Fund incurs expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of a Fund's shares disrupt portfolio management, hurt Fund performance and drive Fund expenses higher. These costs are borne by all shareholders, including long-term investors who do not generate these costs. Investors may be more likely to attempt to engage in market timing with respect to Funds that invest a significant portion of their assets in the securities of foreign issuers, securities that are thinly traded and/or securities such as certain high yield securities that do not routinely have readily available market quotations.

The Board of Directors has adopted policies and procedures against market timing, and the Funds discourage market timing or excessive trading. If you wish to engage in such practices, we request that you do not purchase shares of any of the Funds. Each Fund reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, that it reasonably determines to be market timing or excessive trading by a shareholder or accounts under common control. Transactions placed through the same broker/dealer or other financial intermediary on an omnibus basis may be rejected in whole or in part by a Fund. Transactions accepted by a financial intermediary in violation of the market timing/short-term trading policies and procedures are not deemed accepted by the Funds and may be cancelled or revoked by the Funds by the close of business on the next business day following receipt.

The policies and procedures of the Funds are intended to restrict transactions that are disruptive to the Funds or potentially disadvantageous to other shareholders. Although the Funds have adopted policies and procedures, the Funds may be dependant upon authorized financial intermediaries that offer the Funds' shares to assist in implementing these policies and procedures or may rely on the policies and procedures of such financial intermediaries. When considering if certain restrictions or limitations should be applied to shareholder transactions, the Funds' policies and procedures take into account, among other things, the following factors:

o     the total dollar amount being transferred;

o     the number of transfers made within the previous 12 months;

o     transfers to and from (or from and to) the same Fund;

o whether a shareholder's transfers appear to follow a pattern designed tov take advantage of short-term market fluctuations; and

o whether a shareholder's transfers appear to be part of a group of transfers made by a third party on behalf of individual shareholders in the group.

If it is determined that a shareholder's transfer patterns among the Fund and others are disruptive or potentially disadvantageous to other shareholders, the Fund will send the shareholder a letter notifying the shareholder that the Fund is prohibiting the shareholder from making any additional purchases for a 90-day period that begins on the date of the letter. This restriction will be applied after the shareholder makes four "round trip transfers" during any prior 12-month period. A "round trip transfer" is a transfer (1) from the Fund followed by a transfer to the Fund or (2) to the Fund followed by a transfer from the Fund.

In their sole discretion, the Funds may revise their market timing procedures at any time without prior notice as they deem necessary or appropriate, including changing the criteria for monitoring market timing and other harmful trading (including, without limitation, imposing dollar or percentage limits on transfers). For purposes of applying the criteria used to detect potential market timing and other potentially harmful trading activity, the Funds may aggregate transfers made in two or more transactions that the Funds believe are connected (for example, two transactions by the same owner, or by spouses, or by different partnerships or corporations that are under common control, etc.).


Shareholders who seek to engage in programmed, frequent, or high volume transfer activity may deploy a variety of strategies to avoid detection, and the Funds' or a financial intermediary's ability to detect and deter harmful trading activity may be limited by operational and information systems capabilities. Furthermore, the identification of investors determined to engage in harmful trading activity involves judgments that are inherently subjective. Accordingly, despite their best efforts, neither the Funds nor the financial intermediaries that sell the Funds' shares can guarantee that the policies and procedures will detect every potential market timer. The Funds apply the policies and procedures adopted by the Board of Directors consistently to all investors without special arrangement, waiver, or exception.


Because the Funds cannot guarantee that all harmful trading activity will be detected and because the cooperation of broker/dealers and other financial intermediaries cannot be assured, shareholders bear the risks associated with such activity, including potential disruption of portfolio management, potentially lower performance, and higher expenses. Due to the risk that the Funds or a financial intermediary implementing the policies and procedures may not detect all harmful trading activity, it is possible that some shareholders may inadvertently be treated differently than shareholders who are not permitted to engage in harmful trading activity. Those shareholders that do not engage in harmful trading activity nonetheless will bear the costs associated with such activity.


REVENUE SHARING PAYMENTS -- The Investment Manager, Distributor or their affiliates may, out of their own resources and at no additional costs to the Funds or shareholders, make payments to financial intermediaries (including payments to affiliates of the Investment Manager or Distributor). Such payments, commonly referred to as "revenue sharing," do not increase Fund expenses and are not reflected in the fees and expenses listed in the expense table of this prospectus. Such compensation may be paid to intermediaries for (without limitation) marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Such compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, or in other sales programs. Revenue sharing may also be paid to intermediaries that provide services to the Funds or to shareholders, including (without limitation) shareholder servicing, sub-administration or sub-transfer agency services. The compensation received by such intermediaries via these payments may be more or less than the overall compensation received by the intermediaries in connection with the sale of other investment products and may influence the products offered or recommended by the intermediary. Additional information about these arrangements is provided in the Statement of Additional Information.
Shareholders also may obtain more information about these arrangements, including associated conflicts of interest, from their intermediary and should so inquire if they would like more detailed information. Shareholders also may inquire of an intermediary how the intermediary will be compensated for investments made in the Funds.

SELLING SHARES

Direct investors may sell (or "redeem") shares at any time through an authorized financial intermediary or directly through the Fund's transfer agent. Investors who invest in the Funds through employee benefit plans, managed accounts, wrap programs, or 529 college savings plan accounts should refer to their plan/account/program documents for information on how to redeem shares of the Funds.

Shares will be redeemed at the NAV next determined after the order is received by the Funds' transfer agent or an authorized financial intermediary less any applicable redemption charge, in the case of Global Institutional Fund. A Fund's NAV is generally calculated as of the close of trading on every day the NYSE is open.

When redeeming recently purchased shares, if the Fund has not collected payment for the shares, it may delay sending the proceeds until it has collected payment, which may take up to 15 days.

o     For direct investments only:

o BY MAIL -- To sell shares by mail, send a letter of instruction that includes:

o     The name and signature of the account owner(s)

o     The name of the Fund

o     The dollar amount or number of shares to sell

o     Where to send the proceeds

o     A signature guarantee if

      o The check will be mailed to a payee or address different than that of the account owner, or

      o     The sale of shares is more than $100,000.

  A signature guarantee helps protect against fraud. Banks, brokers, credit unions, national securities exchanges and savings associations provide signature guarantees. A notary public is not an eligible signature guarantor. For joint accounts, both signatures must be guaranteed.

Mail your request to:

         Security Investors, LLC
         P.O. Box 750525
         Topeka, KS 66675-9135

Signature requirements vary based on the type of account you have:

o INDIVIDUAL OR JOINT TENANTS: Written instructions must be signed by an individual shareholder, or in the case of joint accounts, all of the shareholders, exactly as the name(s) appears on the account.

o UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

o SOLE PROPRIETOR OR GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

o CORPORATION OR ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A certified resolution dated within six months of the date of receipt, authorizing the signer to act, must accompany the request if not on file with the Funds.

o TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

o     RETIREMENT: Written instructions must be signed by the account owner.

BY TELEPHONE -- If you selected this option on your account application, you may make redemptions from your account by calling 1-800-888-2461 on weekdays (except holidays) between 7:00 a.m. and 6:00 p.m. Central Time. The Funds require that requests for redemptions over $100,000 be in writing with signatures guaranteed. You may not close your account by telephone or redeem shares for which a certificate has been issued. If you would like to establish this option on an existing account, please call 1-800-888-2461.

BY BROKER -- You may redeem your shares through your broker. Brokers may charge a commission upon the redemption of shares.

PAYMENT OF  REDEMPTION  PROCEEDS  -- Payments  may be made by check.  Redemption proceeds (less any redemption charge payable with respect to Global Institutional Fund) will be sent to the shareholder(s) of record at the address on our records generally within seven days after receipt of a valid redemption request. For a charge of $20 deducted from redemption proceeds, the Investment Manager will, upon the shareholder's request, send the redemption proceeds by express mail or send the proceeds by wire transfer to the shareholder's bank account upon receipt of appropriate wire transfer instructions.

In addition, redemption proceeds can be sent by electronic funds transfer, free of charge, to the shareholder's bank account.

The Funds may suspend the right of redemption during any period when trading on the NYSE is restricted or the NYSE is closed for a reason other than weekend or holiday or any emergency is deemed to exist by the Securities and Exchange Commission.

REDEMPTION CHARGE (GLOBAL INSTITUTIONAL FUND) -- The Global Institutional Fund, like all of the Funds, is intended for long-term investors. Investors who engage in frequent, short-term trading in the Global Institutional Fund's shares can disrupt the Fund's investment program. Accordingly, the Global Institutional Fund imposes a 2% charge on redemptions (including exchanges) of shares that have been held for 30 days or less, which charge is paid to Global Institutional Fund to protect the Fund's long-term shareholders. The Global Institutional Fund uses the "first-in, first-out" method to determine the 30-day holding period, under which, shares that have been held the longest will be the first to be redeemed to satisfy a redemption or exchange order. If any of the shares redeemed have been held for 30 days or less, the redemption charge will be charged against the redemption of those shares.

The redemption charge does not apply to (1) shares held in retirement plans purchased from the Investment Manager or an affiliate or that are administered by the Investment Manager or an affiliate, such as 401(k), 403(b), 457, Keogh, SIMPLE IRA, SEP-IRA and money purchase pension accounts, (2) shares purchased through the reinvestment of dividends or capital gains distributions, (3) redemptions in an amount less than $10,000, or (4) redemptions and/or exchanges made through pre-approved asset allocation programs. The Global Institutional Fund reserves the right to waive the redemption charge in its discretion.

DIVIDENDS AND TAXES

Each Fund pays its shareholders dividends from its net investment income, and distributes any net capital gains that it has realized, at least annually. Your dividends and distributions will be reinvested in the Fund, unless you instruct the Investment Manager otherwise. There are no fees or sales charges on reinvestments.

TAX  ON  DISTRIBUTIONS   --Fund  dividends  and  distributions  are  taxable  to
shareholders (unless your investment is in a tax-advantaged retirement account) whether you reinvest your dividends or distributions or take them in cash.

In addition to federal tax, dividends and distributions may be subject to state and local taxes. If a Fund declares a dividend or distribution in October, November or December but pays it in January, you may be taxed on that dividend or distribution as if you received it in the previous year.

Current tax law generally provides for a maximum tax rate for individual taxpayers of 15% on long-term gains and from certain qualifying dividends on corporate stock. These rate reductions do not apply to corporate taxpayers or to foreign shareholders. The following are guidelines for how certain distributions by the Funds are generally taxed to individual taxpayers:

o     Distributions  of  earnings  from  qualifying   dividends  and  qualifying
      long-term  capital  gains  will  be  taxed  at  a  maximum  rate  of  15%.

o Distributions of earnings from dividends paid by certain "qualified foreign corporations" can also qualify for the lower tax rates on qualifying dividends.

o A shareholder will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate.

o Distributions of earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.


The favorable tax treatment for qualified dividends and the lower rates on long-term capital gains are currently scheduled to expire after 2010.


Tax-deferred retirement accounts generally do not generate a tax liability unless you are taking a distribution or making a withdrawal.

A Fund has "short-term capital gains" when it sells assets within one year after buying them. Your share of a Fund's net short-term capital gains will be taxed at ordinary income rates. The Fund has "long-term capital gains" when it sells assets that it has owned for more than one year. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate no matter how long you have held your Fund shares.

The  Funds  will  mail  you  information   concerning  the  tax  status  of  the
distributions for each calendar year on or before January 31 of the following year.

TAXES ON SALES OR EXCHANGES -- You may be taxed on any sale or exchange of Fund shares. The amount of gain or loss will depend primarily upon how much you pay for the shares, how much you sell them for, and how long you hold them. "Short-term capital gains" applies to Fund shares sold or exchanged up to one year after buying them. "Long-term capital gains" applies to shares held for more than one year.

If your tax basis in your shares exceeds the amount of proceeds you received from a sale, exchange or redemption of shares, you will recognize a taxable loss on the sale of shares of a Fund. Any loss recognized on shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions that were received with respect to the shares. Additionally, any loss realized on a sale, redemption or exchange of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of that Fund within a period of 61 days beginning thirty days before and ending thirty days after shares are disposed of, such as pursuant to a dividend reinvestment in shares of that Fund. If disallowed, the loss will be reflected in an adjustment to the tax basis of the shares acquired.

BACKUP WITHHOLDING -- As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax; rather, it is a way in which the Internal Revenue Service ensures it will collect taxes otherwise due. Any amounts withheld may be credited against your U.S. federal income tax liability.

If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and may elect to treat a proportionate amount of certain foreign taxes paid by it as a distribution to each shareholder which would permit each shareholder (1) to credit this amount or (2) to deduct this amount for purposes of computing its U.S. federal income tax liability. The Fund will notify you if it makes this election.

You should consult your tax professional about federal, state and local tax consequences to you of an investment in the Fund. Please see the Statement of Additional Information for additional tax information.

DETERMINATION OF NET ASSET VALUE

The NAV of each Fund is computed as of the close of regular trading hours on the NYSE (normally 3:00 p.m. Central Time) on days when the NYSE is open. The NYSE is open Monday through Friday, except on observation of the following holidays:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Foreign securities are valued based on quotations from the primary market in which they are traded and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Funds do not price their shares. Therefore, the NAV of Funds holding foreign securities may change on days when shareholders will not be able to buy or sell shares of the Funds.

Portfolio securities and other investments are valued at market value when market quotations are readily available. Securities traded on a domestic securities exchange are valued at the last sale price on that exchange on the day the valuation is made, provided, however, that securities listed on Nasdaq will be valued at the Nasdaq Official Closing Price, which may not necessarily represent the last sale price. If no sale is reported, the last current bid price is used. Securities traded over-the-counter are valued at the last current bid price. Market quotations for securities prices may be obtained from automated pricing services. Investments in securities maturing in 60 days or less may be valued at amortized cost.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), the Investment Manager, in good faith, establishes a fair value for the security in accordance with the Funds' valuation procedures. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades, but before the close of the NYSE, that is likely to have changed the value of such security or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed-income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. The Investment Manager makes such determinations in good faith in accordance with the Funds' valuation procedures. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

For further information about valuation of investments, see the Statement of Additional Information.

SHAREHOLDER SERVICES

EXCHANGE PRIVILEGE --Shareholders of the Funds may exchange their shares for shares of another Fund offered in this prospectus or for Institutional Class shares of other mutual funds distributed by the Funds' Distributor (or for Class A shares of Security Cash Fund). Shareholders of the Funds may exchange their shares for Class A shares of other mutual funds distributed by the Funds'
Distributor. Class A shares will be subject to all of the Class A share conditions, including applicable sales charges. Class A shares are offered in a different prospectus, which shareholders may request from the Funds' Distributor and which shareholders should consult prior to making an exchange.

An exchange is two transactions: a sale of shares of one fund and the purchase of shares of another fund. In general, the same policies that apply to purchases and sales apply to exchanges, including a Fund's right to reject any order to purchase shares.

Exchanges may be made only in those states where shares of the Fund into which an exchange is to be made are qualified for sale. Any applicable redemption charge will be imposed on an exchange of Global Institutional Fund held for 30 days or less. For tax purposes, an exchange is a sale of shares that may result in a taxable gain or loss. Special rules may apply to determine the amount of gain or loss on an exchange occurring within 90 days after purchase of the exchanged shares. Exchanges are made upon receipt of a properly completed Exchange Authorization form. Before exchanging your shares for shares of another mutual fund that is distributed by the Distributor and offered through another prospectus, you should request the prospectus of the mutual fund into which you are contemplating exchanging your shares and review it carefully, as the other mutual fund may be subject to fees, charges or expenses that are different from the shares that you are exchanging. A current prospectus of the Fund into which an exchange is made will be given to each shareholder exercising this privilege.

The terms of an employee-sponsored retirement plan may affect a shareholder's right to exchange shares as described above. Contact your plan sponsor or administrator to determine if all of the exchange options discussed above are available under your plan.


To exchange shares by telephone, a shareholder must hold shares in non-certificate form and must either have completed the Telephone Exchange section of the application or a Telephone Transfer Authorization form, which may be obtained from the Investment Manager. Once authorization has been received by the Investment Manager, a shareholder may exchange shares by telephone by calling the Funds at 1-800-888-2461, on weekdays (except holidays) between the hours of 7:00 a.m. and 6:00 p.m. Central Time. Exchange requests received by telephone after the close of the NYSE (normally 3:00 p.m. Central Time) will be treated as if received on the next business day. The exchange privilege, including telephone exchanges, may be changed or discontinued at any time by either the Investment Manager or the Funds upon 60 days' notice to shareholders.


The exchange privilege is not intended as a vehicle for short-term or excessive trading. Because excessive trading by a shareholder can hurt a Fund's performance and its other shareholders, the Funds reserve the right to limit the amount or number of exchanges or discontinue this privilege if (1) a Fund or its Investment Manager believes that the Fund would be harmed or unable to invest effectively, or (2) a Fund receives or anticipates simultaneous orders that may significantly affect the Fund. The Funds also may reject future investments from a shareholder if the shareholder engages in, or is suspected of engaging in, short-term or excessive trading.

GENERAL INFORMATION

The Security Small Cap Value Fund Institutional Share Class, Security All Cap Growth Fund Institutional Share Class, Security All Cap Value Fund Institutional Share Class and Security Alpha Opportunity Fund Institutional Share Class, which are referred to in this prospectus as Small Cap Value Institutional Fund, All

Cap Growth Institutional Fund, All Cap Value Institutional Fund and Alpha Opportunity Institutional Fund, respectively, also offer additional classes of shares in a separate prospectus.

SHAREHOLDER INQUIRIES -- Shareholders who have questions concerning their account or wish to obtain additional information may call the Funds (see back cover for address and telephone numbers) or contact their securities dealer.

FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the financial performance of the Funds for the period since commencement of the Funds (except All Cap Growth Institutional Fund, All Cap Value Institutional Fund, and Alpha Opportunity Institutional Fund). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund assuming reinvestment of all dividends and distributions. The information for the fiscal years ended September 30 has been derived from financial statements that have been audited by Ernst & Young LLP, whose report, along with the Funds' financial statements, are included in the annual report, which is available upon request.


Since All Cap Growth Institutional Fund, All Cap Value Institutional Fund, and Alpha Opportunity Institutional Fund had not commenced operations prior to the most recent reporting period, financial highlights information has not been provided.

SECURITY LARGE CAP VALUE INSTITUTIONAL FUND
------------------------------------------------------------------
                                              FISCAL PERIOD ENDED
                                                 SEPTEMBER 30
                                                 2008(A)(B)(C)
------------------------------------------------------------------
PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD ...........  $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................         0.03
Net gain (loss) on securities
(realized and unrealized) .....................        (0.42)
Total from investment operations ..............        (0.39)
LESS DISTRIBUTIONS:
Dividends (from net investment income) ........           --
Distributions (from realized gains) ...........           --
Total distributions ...........................           --

NET ASSET VALUE END OF PERIOD .................  $      9.61
TOTAL RETURN (A) ..............................      (3.90)%

RATIOS/SUPPLEMENTAL DATA

Net assets end of period (thousands) ..........      $ 2,878
Ratio of expenses to average net assets .......         0.98%
Ratio of net investment income
(loss) to average net assets ..................         1.17%
Portfolio turnover rate .......................           35%

SECURITY GLOBAL INSTITUTIONAL FUND
--------------------------------------------------------------
                                           FISCAL PERIOD ENDED
                                               SEPTEMBER 30
                                               2008(A)(B)(C)

PER SHARE DATA

NET ASSET VALUE BEGINNING OF PERIOD             $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.02
Net gain (loss) on securities
(realized and unrealized)                          (1.35)
                                                ---------
Total from investment operations                   (1.33)
LESS DISTRIBUTIONS:
Dividends (from net investment income)                --
Distributions (from realized gains)                   --
Total distributions                                   --

NET ASSET VALUE END OF PERIOD                   $   8.67
                                                --------
TOTAL RETURN (A)                                  (13.30)%

RATIOS/SUPPLEMENTAL DATA

Net assets end of period  (thousands)           $  7,382
Ratio of  expenses to average net assets            1.15%
Ratio of net  investment  income (loss)
  to average net assets                             0.87%
Portfolio turnover rate                              325%
--------------------------------------------------------------

SECURITY MID CAP VALUE INSTITUTIONAL FUND
--------------------------------------------------------------
                                           FISCAL PERIOD ENDED
                                              SEPTEMBER 30
                                              2008(A)(B)(C)

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD             $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                               0.04
Net gain (loss) on securities
(realized and unrealized)                           0.64
                                                --------
Total from investment operations                    0.68
LESS DISTRIBUTIONS:
Dividends (from net investment income)                --
Distributions (from realized gains)                   --
Total distributions                                   --

NET ASSET VALUE END OF PERIOD                   $  10.68
                                                ========
TOTAL RETURN (A)                                    6.80%

RATIOS/SUPPLEMENTAL DATA

Net assets end of period  (thousands)           $ 17,436
Ratio of expenses to average net assets             1.10%
Ratio of net  investment  income (loss) to
   average net assets                               1.81%
Portfolio  turnover  rate                             63%
--------------------------------------------------------------

SECURITY  SMALL CAP VALUE FUND  (INSTITUTIONAL CLASS)
--------------------------------------------------------------
                                           FISCAL PERIOD ENDED
                                              SEPTEMBER 30
                                              2008(A)(B)(C)

PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ..........  $  10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........................        --
Net gain (loss) on securities
 (realized and unrealized) ...................      1.49
                                                --------
Total from investment operations .............      1.49
LESS DISTRIBUTIONS:
Dividends (from net investment income) .......        --
Distributions (from realized gains) ..........        --
Total distributions ..........................        --

NET ASSET VALUE END OF PERIOD ................  $  11.49
                                                ========
TOTAL RETURN (A) .............................     14.90%

RATIOS/SUPPLEMENTAL DATA

Net assets end of period (thousands) .........  $    383
Ratio of expenses to average net assets ......      1.30%
Ratio of net investment income
   (loss) to average net assets ..............      0.06%
Portfolio turnover rate ......................        86%

(a) Each Fund was initially capitalized on July 11, 2008 with a net asset value of $10 per share. Percentage amounts for the period, except total return have been annualized.

(b) Net investment income (loss) was computed using average shares outstanding throughout the period.

(c) Fund expenses were reduced by the Investment Manager during the period. An expense reimbursement lowers the expense ratio and increases overall returns to investors. Expense ratios absent such reimbursement would have been as follows:

                                          CLASS           2008
---------------------------------------------------------------
Large Cap Value Institutional Fund         --             2.33%
Global Institutional Fund                  --             1.97%
Mid Cap Value Institutional Fund           --             1.19%
Small Cap Value Fund                 Institutional        5.90%

FOR MORE INFORMATION

BY TELEPHONE -- Call 1-800-888-2461

BY MAIL -- Write to:
Security Investors, LLC
One Security Benefit Place
Topeka, KS 66636-0001

ON THE INTERNET -- Reports and other information about the Funds can be viewed online or downloaded from:

SEC:  On the EDGAR Database at http://www.sec.gov

SI, LLC:  http://www.securitybenefit.com

Additional information about the Funds (including the Statement of Additional Information) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090. Copies may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section of the Commission, Washington, DC 20549-0102.

ANNUAL/SEMI-ANNUAL REPORT -- Additional information about the Funds' investments will be available in the Funds' annual and semi-annual reports (once available) to shareholders. In the Funds' annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION -- The Funds' Statement of Additional Information and the Funds' annual or semi-annual reports are available, without charge, upon request by calling the Funds' toll-free telephone number 1-800-888-2461. Shareholder inquiries should be addressed to SI, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001, or by calling the Funds' toll-free telephone number listed above. The Funds' Statement of Additional Information is incorporated into this prospectus by reference.

Each Fund's Investment Company Act file number is listed below:

Security Equity Fund                                                   811-01136

o     Security Alpha Opportunity Series (Institutional Class)
o     Security All Cap Growth Series (Institutional Class)
o     Security All Cap Value Series (Institutional Class)
o     Security Global Institutional Series
o     Security Mid Cap Value Institutional Series
o     Security Small Cap Value Series (Institutional Class)
Security Large Cap Value Fund                                          811-00487
o     Security Large Cap Value Institutional Series

                              SECURITY EQUITY FUND

                            PART C. OTHER INFORMATION

Item 23. Exhibits

(a)   Articles of Incorporation

(b)   Bylaws(5)

(c)   Specimen copy of share certificates for Fund's shares of capital stock(1)

(d)   (1) Investment Management Agreement

      (2)   Transfer Agency Agreement

      (3)   Fund Accounting and Administration Agreement

      (4)   Sub-Advisory  Contract  - Security  Global  Investors,  LLC  (Global
            Fund)(7)

      (5) Sub-Advisory Contract - Security Global Investors, LLC (Alpha Opportunity Fund) (9)

      (6)   Sub-Advisory Contract - Mainstream Investment Advisers, LLC(9)

(e) (1) Distribution Agreement (2) Class B Distribution Agreement(3) (3) Class C Distribution Agreement (4) Institutional Class Distribution Agreement (5) Underwriter-Dealer Agreement(2)

(f)   Not applicable

(g)   (1)  Custodian  Agreement  - UMB  Bank  (2)  Custodian  Agreement  - State
      Street(8)

(h)   Expense Limitation/Fee Waiver Agreement

(i)   Legal Opinion

(j)   Consent of Independent Registered Public Accounting Firm

(k)   Not applicable

(l)   Not applicable

(m) (1) Class A Distribution Plan (2) Class B Distribution Plan(3) (3) Class C Distribution Plan (4) Specimen copy of Shareholder Service Agreement

(n)   Multiple Class Plan(3)

(o)   Reserved

(p) Code of Ethics

      (1) Security Funds, Security Investors, LLC ("SI"), Security Global Investors, LLC ("SGI"), and Security Distributors, Inc.(6)

      (2)   Sub-Adviser Code of Ethics - Mainstream Investment Advisers, LLC(4)

(q)   Power of Attorneys(5)

(1)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 89 to Registration Statement 2-19458 (filed May 1, 2000).

(2)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 90 to Registration Statement 2-19458 (filed November 20, 2000).

(3)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 93 to Registration Statement 2-19458 (filed November 15, 2002).

(4)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 103 to Registration Statement 2-19458 (filed January 30, 2007).

(5)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 104 to Registration Statement 2-19458 (filed November 30, 2007).

(6) Incorporated herein by reference to the Exhibits filed with Security Income Fund's Post-Effective Amendment No. 87 to Registration Statement 2-3844 (filed February 28, 2008).

(7)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 106 to Registration Statement 2-19458 (filed April 25, 2008).

(8)   Incorporated   herein  by  reference  to  the  Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 107 to Registration Statement 2-19458 (filed July 10, 2008).

(9)   Incorporated   herein  by  referene  to  the   Exhibits   filed  with  the
      Registrant's Post-Effective Amendment No. 109 to Registration Statement 2-19458 (filed September 29, 2008).

Item 24. Persons Controlled by or Under Common Control with Fund

Not applicable.

Item 25. Indemnification

A policy of insurance covering Security Investors, LLC, its affiliate Security Distributors, Inc., and all of the registered investment companies advised by Security Investors, LLC insures the Registrant's directors and officers against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

Article Ten of Registrant's Articles of Incorporation provides in relevant part as follows:

"(5) Each director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against reasonable costs and expenses incurred by him in connection with any action, suit or proceeding to which he is made a party by reason of his being or having been a Director or officer of the Corporation, except in relation to any action, suit or proceeding in which he has been adjudged liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. In the absence of an adjudication which expressly absolves the Director or officer of liability to the Corporation or its stockholders for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or in the event of a settlement, each Director and officer (and his heirs, executors and administrators) shall be indemnified by the Corporation against payment made, including reasonable costs and expenses, provided that such indemnity shall be conditioned upon a written opinion of independent counsel that the Director or officer has no liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The indemnity provided herein shall, in the event of settlement of any such action, suit or proceeding, not exceed the costs and expenses (including attorneys' fees) which would reasonably have been incurred if such action, suit or proceeding had been litigated to a final conclusion. Such a determination by independent counsel and the payment of amounts by the Corporation on the basis thereof shall not prevent a stockholder from challenging such indemnification by appropriate legal proceeding on the grounds that the officer or Director was liable because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The foregoing rights and indemnification shall not be exclusive of any other rights to which the officers and Directors may be entitled according to law."

Article Sixteen of Registrant's Articles of Incorporation, as amended December 10, 1987, provides as follows:

"A director shall not be personally liable to the corporation or to its stockholders for monetary damages for breach of fiduciary duty as a director, provided that this sentence shall not eliminate nor limit the liability of a director:

A. for any breach of his or her duty of loyalty to the corporation or to its stockholders;

B. for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law;

C.    for  an  unlawful  dividend,   stock  purchase  or  redemption  under  the
      provisions of Kansas Statutes Annotated (K.S.A.) 17-6424 and amendments thereto; or

D. for any transaction from which the director derived an improper personal benefit."

Item Thirty of Registrant's Bylaws, dated February 3, 1995, provides, in relevant part, as follows:

"Each person who is or was a Director or officer of the Corporation or is or was serving at the request of the Corporation as a Director or officer of another corporation (including the heirs, executors, administrators and estate of such person) shall be indemnified by the Corporation as of right to the full extent permitted or authorized by the laws of the State of Kansas, as now in effect and is hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expense (including attorneys' fees) asserted or threatened against and incurred by such person in his/her capacity as or arising out of his/her status as a Director or officer of the Corporation or, if serving at the request of the Corporation, as a Director or officer of another corporation. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under the Articles of
Incorporation, under any other bylaw or under any agreement, vote of stockholders or disinterested directors or otherwise, and shall not limit in any way any right which the Corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

No person shall be liable to the Corporation for any loss, damage, liability or expense suffered by it on account of any action taken or omitted to be taken by him/her as a Director or officer of the Corporation or of any other corporation which (s)he serves as a Director or officer at the request of the Corporation, if such person (a) exercised the same degree of care and skill as a prudent person would have exercised under the circumstances in the conduct of his/her own affairs, or (b) took or omitted to take such action in reliance upon advice of counsel for the Corporation, or for such other corporation, or upon statement made or information furnished by Directors, officers, employees or agents of the Corporation, or of such other corporation, which (s)he had no reasonable grounds to disbelieve.

In the event any provision of this section 30 shall be in violation of the Investment Company Act of 1940, as amended, or of the rules and regulations promulgated thereunder, such provisions shall be void to the extent of such violations."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business or Other Connections of Investment Adviser

The Investment Adviser, Security Investors, LLC ("SI"), is engaged in the provision of investment advisory and management services to mutual funds and private accounts. Information as to the managing director and officers of SI, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by them in the last two years, is set forth in Part B of this Registration Statement.

Mainstream Investment Advisers, LLC ("Mainstream") is a registered investment adviser under the Investment Advisers Act of 1940, as amended. In addition to its service as sub-adviser to a portion of the total assets of the Alpha Opportunity Fund, Mainstream provides investment management services to individual accounts and pooled investment vehicles.

During the past two fiscal years, none of Mainstream's members, directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature, except as noted below.

Name of Member/Director/Officer           Other Business, Profession, Vocation
                                          or Employment of Substantial Nature
                                          Within Last Two Fiscal Years
William R. Gernert                        President and Chief Executive Officer
Member                                    Aegon Institutional Markets, Inc.
                                          400 W. Market Street
                                          Louisville, Kentucky 40202

Security Global Investors, LLC ("SGI") is a registered investment adviser under the Investment Advisers Act of 1940, as amended. In addition to its service as sub-adviser to Global Fund and Alpha Opportunity Fund, SGI provides investment management services to separately managed accounts and pooled investment vehicles.

During the past two fiscal years, none of SGI's members, directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature, except as noted below.

Name of Member/Director/Officer           Other Business, Profession, Vocation
                                          or Employment of Substantial Nature
                                          Within Last Two Fiscal Years
Richard M. Goldman                        President, Security Investors,
                                          LLC; Senior Vice President,
President                                 Security Benefit Corporation;
                                          Director, Security
                                          Distributors, Inc.; Director,
                                          First Security Benefit Life
                                          Insurance and Annuity Company
                                          of New York Six Landmark Square
                                          Stamford, CT 06901

                                         Managing Member
                                         RM Goldman Partners, LLC
                                         26 Shore Acre Drive
                                         Old Greenwich, CT 06870
                                         (February 2006-February 2007)

                                         President and Chief Executive Officer
                                         Forstmann Leff
                                         590 Madison Avenue
                                         New York, NY 10022
                                         (August 2003-November 2005)

Amy J. Lee                               Secretary and Chief Compliance
Secretary                                Officer, Security
                                         Distributors, Inc.; Vice President,
                                         Associate General Counsel
                                         and Assistant Secretary, Security
                                         Benefit Life Insurance Company
                                         One Security Benefit Place
                                         Topeka, KS 66636

                                         Director, Brecek & Young Advisors, Inc.
                                         One Security Benefit Place
                                         Topeka, KS 66636
                                         (August 2004-October 2008)

Thomas R. Kaehr                          Vice President and Controller
Treasurer                                Security Benefit Life Insurance
                                         Company One Security Benefit Place
                                         Topeka, KS 66636

Brenda M. Harwood                        Assistant Vice President, Security
Chief Compliance Officer                 Benefit Life Insurance
                                         Company; Vice President, Assistant
                                         Treasurer, and Director,
                                         Security Distributors, Inc.
                                         One Security Benefit Place
                                         Topeka, KS 66636

John D. Boich                            Chief Investment Officer
Vice President and Head of Global        Avera Global Partners, LP
   Equity                                Two Embarcadero Center, Suite 2350
                                         San Francisco, CA 94111
                                         (August 2001 to June 2007)

Item 27.   Principal Underwriters

(a)(1) Security Distributors, Inc. ("SDI") acts as principal underwriter for the following variable insurance contracts issued by Security Benefit Life Insurance Company:

           SBL Variable Annuity Account I
           SBL Variable Annuity Account III
           SBL Variable Annuity Account IV
           Security Varilife Separate Account (Security Elite Benefit)
           Security Varilife Separate Account (Security Varilife)
           SBL Variable Life Insurance Account (Varilife)
           Variable Annuity Account IX
           Account XVI
           Parkstone Advantage Variable Annuity
           Variflex Separate Account (Variflex)
           Variflex Separate Account (Variflex ES)
           Variable Annuity Account VIII (Variflex Extra Credit)
           Variable Annuity Account VIII (Variflex LS)
           Variable Annuity Account VIII (Variflex Signature)
           Variable Annuity Account XI (Scarborough Advantage Variable Annuity) SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity) SBL Variable Annuity Account XIV (AEA Variable Annuity)
           SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity) SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
           SBL Variable Annuity Account XIV (NEA Valuebuilder)
           SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
           SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity) SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
           SBL Variable Annuity Account XVII (Classic Strategies Variable
           Annuity)
           SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2) SDI acts as distributor for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York ("FSBL"):

           Variable Annuity Account A (AdvisorDesigns Variable Annuity) Variable Annuity Account A (EliteDesigns Variable Annuity) Variable Annuity Account B (SecureDesigns Variable Annuity) Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3) SDI acts as principal underwriter for the following funds:

           Security Equity Fund
           Security Income Fund
           Security Cash Fund
           Security Large Cap Value Fund

           Security Mid Cap Growth Fund
           SBL Fund
           Security Financial Resources Collective Investments, LLC

(a)(4) SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

           Nationwide Multi Flex Variable Account
           Nationwide Variable Account 9

          (1)                           (2)                                      (3)
(b)   Name and Principal               Position and Offices                  Position and Offices
      Business Address*                 with Underwriter                        with Registrant

      Mark J. Carr              President and Director                 None

      James R. Schmank          Vice President and Director            None

      Amy J. Lee                Chief Compliance Officer               Vice President and Secretary
                                and Secretary

      Brenda M. Harwood         Vice President, Assistant Treasurer    Treasurer and Chief
                                and Director                           Compliance Officer

      Richard M. Goldman        Director                               President, Chairman, Director

      Dale W. Martin, Jr.       Director                               None

      Thomas R. Kaehr           Treasurer                              None

      Christopher D. Swickard   Assistant Secretary                    Assistant Secretary

      Carmen R. Hill            Assistant Vice President               None

      *For all persons listed, other than Mr. Goldman, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001. Mr. Goldman's principal business address is Six Landmark Square, Stamford, Connecticut 06901.

(c)   Not applicable.

Item  28. Location of Accounts and Records

Certain accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by Security Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001 and 94 N. Broadway, Irvington, NY 10533; Security Global Investors, LLC, One Security Benefit Place, Topeka, Kansas 66636-0001 and 801 Montgomery St., 2nd Floor, San Francisco, California 94133; Lexington Management Corporation, Park 80 West, Plaza Two, Saddle Brook, New Jersey 07663; Meridian Investment

Management Corporation, 12835 East Arapahoe Road, Tower II, 7th Floor, Englewood, Colorado, 80112; Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, Wisconsin, 53051; Templeton/Franklin Investment Services, Inc., 777 Mariners Island Boulevard, San Mateo, California 94404; OppenheimerFunds, Inc., 498 Seventh Avenue, New York, New York 10018; Wellington Management Company, LLP, 75 State Street, Boston, Massachusetts 02110 Northern Trust Investments, N.A., 181 W. Madison, Chicago, Illinois 60675; Mainstream Investment Advisers, LLC, 101 West Spring Street, New Albany, Indiana 47150 and Deutsche Asset Management, Inc., 345 Park Avenue, New York, New York 10154. Records relating to the duties of the Registrant's custodian are maintained by UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64106; Chase Manhattan Bank, 4 Chase MetroTech Center, Brooklyn, New York 11245; State Street Bank and Trust Company, 801 Pennsylvania, Kansas City, Missouri 64105 and Banc Of America Securities, LLC 9 West 57th Street, New York, New York 10019.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 ("1933 Act"), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) of the 1933 Act and has duly caused this Post-Effective Amendment No. 111 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka, and State of Kansas on the 30th day of January 2009.

                                    SECURITY EQUITY FUND
                                    (Registrant)

                                By: RICHARD M. GOLDMAN
                                    --------------------------------------------
                                    Richard M. Goldman, President


Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 30th day of January 2009.

Jerry B. Farley              SECURITY EQUITY FUND
Director
                         By:              BRENDA M. HARWOOD
Donald A. Chubb, Jr.         --------------------------------------------------
Director                     Brenda M. Harwood, as Attorney-In-Fact for the
                             Officers Whose Names Appear Opposite
Penny A. Lumpkin
Director                 By:              BRENDA M. HARWOOD
                             --------------------------------------------------
Harry W. Craig, Jr.          Brenda M. Harwood, Treasurer (principal financial
Director                     officer and principal accounting officer)

Maynard F. Oliverius     By:               RICHARD M. GOLDMAN
Director                     --------------------------------------------------
                             Richard M. Goldman, President, Director and
                             Chairman of the Board

                    Exhibit List

(a)      Articles of Incorporation
(d)(1)   Investment Management Agreement
(d)(2)   Transfer Agency Agreement
(d)(3)   Fund Accounting and Administration Agreement
(e)(1)   Distribution Agreement
(e)(3)   Class C Distribution Agreement
(e)(4)   Institutional Class Distribution Agreement
(g)(1)   Custodian Agreement - UMB Bank
(h)      Expense Limitation/Fee Waiver Agreement
(i)      Legal Opinion
(j)      Consent of Independent Registered Public Accounting Firm
(m)(1)   Class A Distribution Plan
(m)(3)   Class C Distribution Plan
(m)(4)   Specimen copy of Shareholder Services Agreement